[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (96.7%)
Agency Adjustable Rate Mortgages (2.7%)
Federal Home Loan Mortgage Corp.,
5.58%, 11/1/36	$1,654	$1,662
5.63%, 3/1/37	1,742	1,755
5.73%, 1/1/37	2,962	2,985
5.88%, 4/1/37	2,066	2,086
5.97%, 1/1/37	1,301	1,318
Federal National Mortgage Association,
5.99%, 4/1/37	1,981	2,008
7.48%, 7/1/36	1,851	1,889
7.49%, 8/1/36	1,372	1,405
Government National Mortgage Association,
5.75%, 7/20/25 - 9/20/27	93	94
6.13%, 12/20/25 - 11/20/27	36	36
6.37%, 1/20/25 - 2/20/28	598	605
		15,843
Agency Fixed Rate Mortgages (21.0%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.50%, 1/1/10 - 5/1/19	2	2
11.50%, 10/1/15 - 5/1/19	14	15
Gold Pools:
6.50%, 7/1/32 - 9/1/32	274	281
7.00%, 3/1/32	10	10
7.50%, 6/1/20 - 11/1/32	2,090	2,186
8.00%, 8/1/30 - 1/1/31	58	62
8.50%, 1/1/29 - 8/1/30	80	86
9.50%, 12/1/22	8	8
10.00%, 6/1/17	8	9
November TBA
6.50%, 11/15/31	(a)4,350	4,424
Federal National Mortgage Association,
Conventional Pools:
6.50%, 9/1/28 - 10/1/33	3,945	4,041
7.00%, 10/1/27 - 1/1/35	7,721	8,043
7.50%, 6/1/25 - 9/1/35	2,273	2,379
8.00%, 10/1/29 - 9/1/32	1,924	2,029
8.50%, 4/1/30 - 5/1/32	695	747
9.50%, 11/1/21 - 4/1/30	148	162
10.00%, 9/1/10 - 5/1/22	34	38
10.50%, 1/1/16 - 5/1/22	390	438
11.00%, 6/1/19 - 11/1/20	172	196
11.50%, 11/1/19	3	3
13.00%, 10/1/15	1	1
October TBA
5.50%, 10/25/37	(a)59,100	14,840
6.50%, 10/25/37	(a)6,550	6,670
7.00%, 10/25/37	(a)675	697
November TBA
5.00%, 11/25/37	(a)30,500	29,085

5.50%, 11/25/37	(a)43,950	43,023
7.00%, 11/25/37	(a)2,200	2,269
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17 - 1/15/25	106	114
9.50%, 10/15/16 - 11/15/21	355	385
10.00%, 11/15/09 - 6/15/22	537	607
10.50%, 1/15/18 - 8/15/20	57	65
11.00%, 12/15/09 - 1/15/16	15	17
11.50%, 2/15/13 - 8/15/13	5	5
12.00%, 12/15/12 - 12/15/13	13	15
		122,952
Asset Backed Corporates (11.8%)
American Express Credit Account Master Trust,
5.75%, 10/15/12	(b)2,025	2,014
Argent Securities, Inc.,
5.18%, 10/25/36	(b)1,643	1,631
Bear Stearns Asset Backed Securities, Inc.,
5.23%, 1/25/37	(b)1,802	1,791
5.33%, 9/25/34	(b)113	113
5.35%, 3/25/35	(b)242	241
Capital Auto Receivables Asset Trust,
5.38%, 7/20/10	(b)3,350	3,323
5.76%, 11/15/11	(b)2,500	2,479
5.81%, 5/15/11	(b)3,175	3,155
Carrington Mortgage Loan Trust,
5.44%, 3/25/47	(b)1,992	1,978
Citibank Credit Card Issuance Trust,
5.20%, 3/22/12	(b)2,475	2,465
5.53%, 2/7/10	(b)2,250	2,251
5.65%, 9/20/19	2,650	2,642
6.88%, 11/16/09	1,730	1,734
Citigroup Mortgage Loan Trust, Inc.,
5.20%, 1/25/37	(b)1,804	1,799
Countrywide Asset Backed Certificates,
5.28%, 7/25/25	(b)596	594
First Franklin Mortgage Loan Asset Backed Certificates,
5.18%, 7/25/36 - 3/25/37	(b)2,925	2,906
5.20%, 2/25/36	(b)764	761
5.25%, 10/25/35	(b)354	352
Ford Credit Auto Owner Trust,
5.76%, 4/15/10	(b)4,925	4,906
Fremont Home Loan Owner Trust,
5.18%, 10/25/36	(b)1,602	1,591
GSAMP Trust,
5.20%, 1/25/37	(b)1,396	1,388
5.25%, 3/25/47	(b)1,992	1,977
Indymac Residential Asset Backed Trust,
5.26%, 4/25/37	(b)1,653	1,643
Long Beach Mortgage Loan Trust,
5.22%, 1/25/36	(b)323	322
MBNA Master Credit Card Trust USA,
5.90%, 8/15/11	400	406
7.00%, 2/15/12	1,350	1,407
7.80%, 10/15/12	1,400	1,504
Nationstar Home Equity Loan Trust,
5.20%, 9/25/36	(b)1,001	998
Residential Asset Mortgage Products, Inc.,
5.20%, 6/25/29	(b)1,423	1,413

5.22%, 10/25/36	(b)1,717	1,704
Securitized Asset Backed Receivables, LLC Trust,
5.24%, 2/25/37	(b)2,165	2,149
5.26%, 5/25/37	(b)2,351	2,332
SLM Student Loan Trust,
5.34%, 10/25/14	(b)3,353	3,354
Soundview Home Equity Loan Trust,
5.21%, 1/25/37	(b)1,294	1,285
5.24%, 2/25/37	(b)2,013	1,998
Structured Asset Investment Loan Trust,
5.20%, 3/25/36	(b)433	432
Structured Asset Securities Corp.,
5.22%, 2/25/37 - 6/25/37	(b)4,255	4,223
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	375	374
Washington Mutual Asset Backed Certificates,
5.24%, 4/25/37	(b)1,896	1,883
		69,518
Collateralized Mortgage Obligations — Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
2.20%, 3/15/32	(b)280	25
2.25%, 3/15/32	(b)213	19
2.80%, 10/15/29	(b)20	@—
IO
5.00%, 9/15/14 - 6/15/17	2408	208
6.00%, 5/1/31	552	125
6.50%, 4/1/28	501	118
7.50%, 12/1/29	32	11
8.00%, 1/1/28 - 6/1/31	58	15
Federal National Mortgage Association,
Inv Fl IO
1.80%, 2/17/31	(b)198	11
2.99%, 3/18/30	(b)8
3.07%, 10/25/28	(b)86	4
5.00%, 2/25/15	473	10
6.50%, 2/25/33	184	38
IO
6.00%, 8/25/32 - 7/25/33	1,172	258
6.50%, 5/25/33 - 6/25/33	1,511	351
7.00%, 4/25/33 - 9/25/32	799	456
7.50%, 11/1/29	117	37
8.00%, 4/1/24 - 12/1/31	483	118
9.00%, 11/1/26	9	2
PO
1.39%, 3/25/36	7,738	160
Government National Mortgage Association,
Inv Fl IO
1.83%, 9/16/31	(b)62	5
2.25%, 9/16/27 - 4/16/29	(b)524	35
2.45%, 8/16/31	(b)63	5
2.80%, 12/16/29	(b)130	14
2.85%, 8/16/29	(b)125	12
3.00%, 9/20/30	(b)112	10
Inv FI IO PAC
2.65%, 6/16/27	(b)643	13
		2,060

Collateralized Mortgage Obligations — Non Agency Collateral Series (8.8%)
Banc of America Commercial Mortgage. Inc.,
5.87%	(b)(d)1,725	1,744
5.84%	(b)(d)2,200	2,215
Bear Stearns Commercial Mortgage Securities,
5.90%, 6/11/40	(b)3,175	3,218
Bear Stearns Structured Products, Inc.,
IO
0.47%, 2/27/36	(c)18,694	365
1.21%, 3/27/36	(c)13,646	226
1.41%, 1/27/37	(c)41,601	1,202
1.45%, 6/26/36 - 1/27/37	(c)91,516	2,799
1.46%, 5/27/36	(c)20,178	404
2.02%, 5/25/37	(c)49,384	1,654
Citigroup Commercial Mortgage Trust,
5.89%	(b)(d)2,050	2,077
Countrywide Alternative Loan Trust,
1.19%, 3/20/46	7,142	297
1.51%, 3/20/47	17,898	919
1.66%, 12/20/35	(b)(c)7,822	208
1.90%, 5/25/47	(c)12,045	476
2.07%, 12/20/46	18,201	813
2.09%, 2/25/37	7,984	384
2.14%, 12/20/35	(b)(c)10,072	400
2.37%, 2/25/47	(c)27,757	965
Countrywide Home Loan Mortgage Pass Through Trust,
0.53%, 2/25/35	7,259	136
Commercial Mortgage Pass Through Certificates,
6.01%	(b)(d)1,925	1,966
Credit Suisse Mortgage Capital Certificates,
5.91%, 6/15/39	(b)2,225	2,254
Greenpoint Mortgage Funding Trust,
0.81%, 8/25/45 - 10/25/45	10,837	310
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	2,275	2,252
GS Mortgage Securities Corp. II,
5.99%, 8/10/45	(b)2,825	2,879
Harborview Mortgage Loan Trust,
1.24%, 6/19/35	(b)5,546	115
1.53%, 5/19/35	(b)7,746	162
1.89%, 3/19/37	(b)6,812	287
2.02%, 7/19/46	(b)8,484	297
Zero Coupon, 3/19/37 - 7/19/47	4	3
Harborview NIM Corp.,
Zero Coupon, 10/20/45	(b)(c)938	511
Indymac Index Mortgage Loan Trust,
1.43%, 7/25/35	(b)5,177	162
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	2,300	2,273
5.94%	(b)(d)2,175	2,204
6.01%	(b)(d)2,975	3,033
Lehman Brothers Commercial Conduit Mortgage Trust,
6.13%, 7/15/44	(b)2,100	2,164
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	1,675	1,656
5.86%, 7/17/40	(b)2,275	2,275
Residential Accredit Loans, Inc.,
2.76%, 5/25/47	(c)37,329	1,587
2.80%, 3/25/47	(c)20,509	820

Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	1,500	1,472
6.10%, 2/15/51	(b)2,150	2,208
Washington Mutual, Inc.,
IO
0.22%, 1/25/45	13,916	193
		51,585
Finance (3.8%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(c)1,700	1,755
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	380	375
AXA Financial, Inc.,
6.50%, 4/1/08	340	342
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(c)650	593
6.30%, 5/10/17	(c)270	235
Catlin Insurance Co. Ltd.,
7.25%	(b)(c)(d)785	742
CIT Group, Inc.,
3.65%, 11/23/07	300	299
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	445	429
Farmers Exchange Capital,
7.05%, 7/15/28	(c)855	854
Farmers Insurance Exchange,
8.63%, 5/1/24	(c)250	287
General Electric Capital Corp.,
4.25%, 12/1/10	280	274
5.88%, 2/15/12	105	108
Goldman Sachs Capital II,
5.79%	(b)(d)1,010	957
HSBC Finance Corp.,
4.13%, 12/15/08	185	183
5.88%, 2/1/09	580	585
6.38%, 10/15/11	555	574
6.75%, 5/15/11	585	610
8.00%, 7/15/10	195	209
JPMorgan Chase & Co.,
6.00%, 2/15/09	80	81
7.00%, 11/15/09	465	483
Marshall & IIsley Bank,
3.80%, 2/8/08	775	771
Mantis Reef Ltd.,
4.69%, 11/14/08	(c)630	627
MBNA Corp.,
5.79%, 5/5/08	(b)700	702
Nationwide Building Society,
4.25%, 2/1/10	(c)930	911
Platinum Underwriters Holdings Ltd.,
6.37%, 11/16/07	370	370
7.50%, 6/1/17	385	408
SLM Corp.,
4.00%, 1/15/10	610	572
Two-Rock Pass Through Trust,
6.44%	(b)(c)(d)475	401
Unicredit Luxembourg Finance S.A.,
5.41%, 10/24/08	(b)(c)1,560	1,561

USB Capital IX,
6.19%	(b)(d)855	856
Wachovia Capital Trust III,
5.80%	(b)(d)2,405	2,391
Washington Mutual, Inc.,
5.50%, 1/15/13	75	72
8.25%, 4/1/10	705	744
Washington Mutual Preferred Funding II,
6.66%	(b)(c)(d)300	259
World Financial Properties,
6.91%, 9/1/13	(c)918	948
Xlliac Global Funding,
4.80%, 8/10/10	(c)690	687
		22,255
Industrials (4.5%)
Arvin-Meritor, Inc.,
8.75%, 3/1/12	565	579
AT&T Corp.,
8.00%, 11/15/31	975	1,190
AT&T, Inc.,
6.15%, 9/15/34	415	412
Brascan Corp.,
7.13%, 6/15/12	640	687
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	455	456
Caterpillar Financial Services Corp.,
3.63%, 11/15/07	130	130
Clorox Co.,
5.83%, 12/14/07	(b)765	766
Comcast Cable Communications, Inc.,
6.50%, 1/15/15	200	207
6.75%, 1/30/11	350	363
ConAgra Foods, Inc.,
7.00%, 10/1/28	190	200
8.25%, 9/15/30	365	432
Consumers Energy Co.,
4.00%, 5/15/10	465	452
4.80%, 2/17/09	275	274
Cooper Industries, Inc.,
5.25%, 11/15/12	445	444
CVS/Caremark Corp.,
5.75%, 8/15/11	160	162
CVS Lease Pass Through,
5.75%, 6/1/17	570	557
6.04%, 12/10/28	(c)959	934
DaimlerChrysler N.A. Holding Corp.,
8.50%, 1/18/31	455	566
Delhaize America, Inc.,
9.00%, 4/15/31	878	1,050
Echostar DBS Corp.,
6.38%, 10/1/11	765	771
6.63%, 10/1/14	90	90
FBG Finance Ltd.,
5.13%, 6/15/15	(c)690	652
Ford Motor Credit Co.,
7.25%, 10/25/11	660	619
France Telecom S.A.,
8.50%, 3/1/31	760	980
General Motors Acceptance Corp., LLC,
6.88%, 9/15/11	2,000	1,905

Home Depot, Inc. (The),
5.82%, 12/16/09	(b)1,130	1,116
Hospira, Inc.,
5.68%, 3/30/10	(b)905	898
ICI Wilmington, Inc.,
4.38%, 12/1/08	230	229
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	405	364
Kroger Co. (The),
6.40%, 8/15/17	225	230
Lenfest Communications, Inc.,
7.63%, 2/15/08	245	247
LG Electronics, Inc.,
5.00%, 6/17/10	(c)360	356
Miller Brewing Co.,
4.25%, 8/15/08	(c)530	525
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	380	388
Sprint Capital Corp.,
8.75%, 3/15/32	145	167
Systems 2001 AT, LLC,
6.66%, 9/15/13	(c)561	592
Telecom Italia Capital S.A.,
4.00%, 1/15/10	875	852
4.88%, 10/1/10	120	119
Telefonica Europe B.V.,
8.25%, 9/15/30	785	941
Time Warner, Inc.,
5.73%, 11/13/09	(b)1,550	1,533
Union Pacific Corp.,
5.45%, 1/31/13	945	939
6.63%, 2/1/08	235	236
6.79%, 11/9/07	130	130
Verizon New England, Inc.,
6.50%, 9/15/11	120	124
Viacom, Inc.,
6.88%, 4/30/36	650	649
WellPoint, Inc.,
3.75%, 12/14/07	175	174
4.25%, 12/15/09	165	163
Yum! Brands, Inc.,
8.88%, 4/15/11	620	692
		26,542
Mortgages — Other (26.9%)
Alliance Bancorp Trust,
5.37%, 7/25/37	(b)2,623	2,579
American Home Mortgage Assets,
5.26%, 3/25/47	(b)3,147	3,067
5.32%, 10/25/46	(b)3,148	3,074
5.36%, 9/25/46	(b)1,754	1,730
5.43%, 9/25/45 - 6/25/47	(b)5,155	4,915
American Home Mortgage Investment Trust,
5.32%, 5/25/47 - 6/25/47	(b)7,135	6,939
Banc of America Funding Corp.,
5.85%, 9/20/35	(b)554	548
Bear Stearns Mortgage Funding Trust,
5.27%, 8/25/36	(b)3,117	3,039
5.29%, 12/25/36	(b)3,213	3,153
5.31%, 10/25/36	(b)2,615	2,557

5.33%, 9/25/36	(b)2,093	2,047
5.38%, 7/25/36	(b)1,788	1,689
Bear Stearns Structured Products, Inc.,
6.50%, 3/27/36 - 5/27/36	(c)388	361
Bella Vista Mortgage Trust,
5.75%, 5/20/45	(b)2,293	2,257
Citigroup Mortgage Loan Trust,
5.21%, 1/25/37	(b)1,319	1,316
Countrywide Alternative Loan Trust,
5.27%, 4/25/47	(b)2,759	2,693
5.32%, 10/25/46	(b)1,999	1,956
5.36%, 6/25/47	(b)3,700	3,595
5.40%, 7/25/46	(b)1,385	1,366
5.42%, 6/25/47	(b)3,480	3,402
5.76%, 11/20/35	(b)429	427
5.77%, 5/20/46	(b)2,294	2,235
6.50%, 10/25/46	(c)299	298
6.68%, 2/25/36	(b)1,253	1,236
Countrywide Home Loan Mortgage Pass Through Trust,
5.43%, 4/25/36	(b)1,191	1,170
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.81%, 2/25/47	(b)1,524	1,440
5.28%, 2/25/47	(b)3,031	2,965
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(c)659	634
Downey Savings & Loan Association Mortage Loan Trust,
5.64%, 4/19/38	(b)3,640	3,552
5.92%, 4/19/46	(b)1,593	1,586
5.70%, 11/19/37	(b)2,364	2,315
Federal National Mortgage Association,
Conventional Pool
5.19%, 12/25/36	(b)1,359	1,348
Greenpoint Mortgage Funding Trust,
5.30%, 4/25/47	(b)3,121	3,052
5.45%, 3/25/36	(b)1,321	1,299
GS Mortgage Securities Corp. II,
6.25%, 1/25/37	(c)653	646
GSR Mortgage Loan Trust,
5.32%, 8/25/46	(b)1,779	1,741
Harborview Mortgage Loan Trust,
5.40%, 7/21/36	(b)1,780	1,743
5.59%, 1/19/38	(b)560	557
5.63%, 3/19/37	(b)4,030	3,930
5.65%, 3/19/38	(b)1,883	1,837
5.68%, 11/19/36	(b)2,209	2,162
5.69%, 1/19/38	(b)3,034	2,964
5.70%, 9/19/36	(b)1,714	1,689
5.70%, 3/19/38	(b)1,255	1,219
5.71%, 11/19/36	(b)2,141	2,100
5.73%, 7/19/46	(b)1,375	1,339
5.75%, 10/19/37	(b)1,440	1,413
5.79%, 7/19/45	(b)365	359
5.88%, 11/19/35	(b)721	702
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(c)924	915
Indymac Index Mortgage Loan Trust,
5.25%, 7/25/46	(b)2,313	2,299
5.34%, 11/25/36	(b)1,703	1,666
5.38%, 6/25/46	(b)1,637	1,588

5.41%, 7/25/35		(b)385	374
Luminent Mortgage Trust,
5.33%, 10/25/46		(b)1,335	1,307
5.36%, 5/25/46		(b)1,685	1,648
5.37%, 4/25/36		(b)992	972
5.38%, 5/25/36		(b)893	875
Mastr Adjustable Rate Mortgages Trust,
5.24%, 5/25/47		(b)1,333	1,329
Merrill Lynch Mortgage Investors, Inc.,
5.25%, 8/25/35		(b)93	93
Residential Accredit Loans, Inc.,
5.29%, 2/25/37 - 3/25/47		(b)9,910	9,675
5.32%, 12/25/36		(b)2,045	2,009
5.33%, 6/25/37		(b)4,868	4,768
5.36%, 5/25/46		(b)1,174	1,144
5.39%, 2/25/46		(b)487	478
5.40%, 2/25/46		(b)487	481
Structured Asset Mortgage Investments, Inc.,
5.31%, 9/25/47		(b)3,963	3,849
5.32%, 2/25/36		(b)669	656
5.33%, 10/25/36		(b)2,117	2,078
5.36%, 7/25/36 - 8/25/36		(b)4,033	3,935
5.40%, 4/25/36		(b)1,689	1,669
5.41%, 7/25/36 - 6/25/46		(b)3,144	3,008
Washington Mutual Alternative Mortgage Pass Through Certificates
5.33%, 12/25/46		(b)2,480	2,433
5.92%, 4/25/46 - 4/25/46		(b)4,078	3,998
Washington Mutual, Inc.,
5.38%, 11/25/45 - 12/25/45		(b)823	818
5.39%, 10/25/45		(b)235	234
5.40%, 4/25/45		(b)650	640
5.42%, 8/25/45		(b)106	106
5.49%, 7/25/45		(b)552	543
5.92%, 5/25/46		(b)1,200	1,151
Zuni Mortgage Loan Trust,
5.26%, 8/25/36		(b)962	955
			157,935
Sovereign (1.0%)
Government of Japan,
0.30%, 3/20/08	JPY	470,000	4,086
Mexican Bonos,
9.50%, 12/18/14	MXN	11,235	1,121
Republic of Argentina,
8.28%, 12/31/33		603	543
			5,750
U.S. Treasury Securities (14.4%)
U.S. Treasury Bonds,
4.50%, 2/15/36		$3,250	3,082
5.38%, 2/15/31		13,000	13,920
6.13%, 8/15/29		18,450	21,529
6.38%, 8/15/27		2,025	2,404
8.50%, 2/15/20		7,900	10,621
8.75%, 8/15/20		1,000	1,376
U.S. Treasury Notes,
2.63%, 5/15/08		25,000	24,773
3.38%, 2/15/08		4,000	3,990
4.25%, 11/15/13		1,150	1,147
4.88%, 5/15/09		1,550	1,573
			84,415

Utilities (1.4%)
Appalachian Power Co.,
5.65%, 8/15/12	265	267
Arizona Public Service Co.,
5.80%, 6/30/14	705	699
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	185	182
7.88%, 4/1/13	180	197
Consolidated Natural Gas Co.,
6.25%, 11/1/11	265	273
Detroit Edison Co.,
6.13%, 10/1/10	505	522
Entergy Gulf States, Inc.,
3.60%, 6/1/08	315	310
5.98%, 12/1/09	(b)260	258
6.47%, 12/8/08	(b)(c)550	552
Kinder Morgan Finance Co.,
5.70%, 1/5/16	695	635
Nisource Finance Corp.,
7.88%, 11/15/10	970	1,039
6.06%, 11/23/09	(b)300	298
Ohio Power Corp.,
6.00%, 6/1/16	780	785
Plains All American Pipeline, LP,
6.70%, 5/15/36	640	643
PSEG Energy Holdings, LLC,
8.63%, 2/15/08	64	65
Texas Eastern Transmission, LP,
7.00%, 7/15/32	295	312
TXU Energy Co., LLC,
7.00%, 3/15/13	515	566
Union Electric Co.,
6.40%, 6/15/17	650	671
Wisconsin Electric Power Co.,
3.50%, 12/1/07	120	120
		8,394
Total Fixed Income Securities ($574,078)		567,249
	Shares
Prefered Stock (0.0%)
Mortgages — Other (0.0%)
Home Ownership Funding Corp.,
13.33% (Cost $286)	(c)1,550	232

	No. of
	Contracts
Put Options Purchased (0.0%)
90 Days EuroDollar (0.0%)
12/07 @ $94.75	(e)1,008	107
3/08 @ $94.50	(e)168	7
3/08 @ $94.75	(e)434	41
Total Put Options Purchased (Cost $320)		155
	Shares
Short-Term Investments (19.7%)
Investment Company (19.6%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(f)114,644,876	114,645

		Face
		Amount
		(000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
3.82%, 1/10/2008	$	(g)(h)725	717
Total Short-Term Investments (Cost $115,361)			115,362
Total Investments + (116.4%) (Cost $690,045)			682,998
Liabilities in Excess of Other Assets (-16.4%)			(96,433)
Net Assets (100%)			$586,565

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on September 30, 2007.
(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at September 30, 2007.

(e)	Non-income producing security.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $47,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $2,347,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $269,834,000 and $155,189,000, respectively.

(g)	A portion of the security was pledged to cover margin requirements for futures contracts.
(h)	Rate shown is the Yield to Maturity at September 30, 2007.
@	Face Amount/Value is less than $500.
Inv FI	Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. The rates shown are those in effect on September 30, 2007.
IO	Interest Only
JPY	Japanese Yen
MXN	Mexican Peso
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $690,045,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $7,047,000 of which $3,501,000 related to appreciated securities and $10,548,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

				In			Net Unrealized
Currency to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	3,049	$4,352	10/1/07	USD	4,182	$4,182	$(170)

EUR   — Euro

USD   — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar
CME	121	$28,784	Dec-07	$147
EuroDollar
CME	122	29,121	Mar-08	231
Eurodollar
CME	125	29,844	Jun-08	29
EuroDollar
CME	123	21,141	Jun-08	264
EuroDollar
CME	124	29,664	Sep-08	283
EuroDollar
CME	125	29,902	Dec-08	291
EuroDollar
CME	126	30,119	Mar-09	286
U.S. Treasury
2 yr. Note	345	71,431	Dec-07	213
U.S.Treasury
5 yr. Note	745	79,738	Dec-07	494
Short:
U.S.Treasury	293	32,019	Dec-07	(177)
10 yr. Note
U.S. Treasury	883	98,317	Dec-07	(152)
Long Bond				$1,909

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Goldman Sachs
Dow Jones CDX North America Investment Grade High Volitility
Index, Series 7	Buy	8,000	0.75%	12/20/11	$181
Goldman Sachs
Dow Jones CDX North America Investment Grade High Volitility
Index, Series 7	Buy	5,900	0.75	06/20/11	110
Goldman Sachs
Chubb Corp., 6.00%, 11/15/11	Buy	2,100	0.10	3/20/12	12
Goldman Sachs
Dell, Inc., 7.10%, 4/15/28	Buy	1,100	0.22	3/20/12	(1)
Bank of America
The Gap, Inc., 8.80%, 12/15/08	Buy	1,300	1.17	3/20/12	(19)
Goldman Sachs
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14	Buy	2,000	0.12	12/20/11	10
Goldman Sachs
Motorola, Inc., 6.50%, 9/1/25	Buy	2,000	0.15	12/20/11	11
JPMorgan Chase
Belo Corp., 8.00%, 11/1/08	Buy	435	1.18	6/20/14	4
JPMorgan Chase
Belo Corp., 8.00%, 11/1/08	Buy	1,250	1.30	6/20/14	4
					$312

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

		Pay/				Unrealized
		Receive			Notional	Appreciation
	Floating Rate	Floating		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Rate	Fixed Rate	Date	(000)	(000)
Citigroup	3 mo. LIBOR	Pay	5.33%	5/22/17	$11,900	$283
	3 mo. LIBOR	Pay	5.37	5/23/17	11,900	316
	3 mo. LIBOR	Pay	5.44	5/29/17	18,100	582
	3 mo. LIBOR	Pay	5.02	9/11/17	830	(129)
	3 mo. LIBOR	Pay	5.35	5/24/17	14,000	350
Deutsche Bank	3 mo. LIBOR	Pay	5.39	5/25/17	27,100	762
	3 mo. LIBOR	Pay	5.37	5/23/17	11,900	319
JPMorgan Chase	3 mo. LIBOR	Pay	5.34	5/24/17	14,000	340
	3 mo. LIBOR	Pay	5.45	5/29/17	18,100	593
	3 mo. LIBOR	Pay	5.44	8/20/17	10,000	183
	3 mo. LIBOR	Pay	5.09	9/11/17	31,000	(318)
	3 mo. LIBOR	Pay	5.16	9/20/17	8,300	(33)
	3 mo. LIBOR	Receive	5.23	9/27/17	9,300	(22)
	3 mo. LIBOR	Receive	5.30	9/28/17	10,500	(79)
						$3,147

LIBOR — London Inter Bank Offer Rate

The Universal Institutional Funds, Inc.
Emerging Markets Debt Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2007 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (96.3%)
Argentina (3.4%)
Sovereign (3.4%)
Republic of Argentina,
0.62%, 12/15/35	$	(a)(b)802,925	$104
0.65%, 12/15/35	ARS	(a)30,326,409	940
5.83%, 12/31/33		(a)2,128	819
8.28%, 12/31/33	$	(b)(c)2,659	2,396
Republic of Argentina (Linked Variable Rate),
233.70%, 4/10/49		(d)2,900	1,374
			5,633
Brazil (17.4%)
Corporate (2.2%)
Banco ABN Amro Real S.A,
15.86%, 12/13/07	BRL	3,350	1,837
16.20%, 2/22/10		2,980	1,778
			3,615
Sovereign (15.2%)
Federative Republic of Brazil,
8.00%, 1/15/18		$2,910	3,255
8.88%, 10/14/19 - 4/15/24		5,265	6,588
10.50%, 7/14/14		1,270	1,610
11.00%, 8/17/40		(c)1,810	2,423
14.50%, 10/15/09		(c)4,020	4,776
Nota do Tesauro Nacional,
6.00%, 5/18/09	BRL	1,800	2,374
10.00%, 1/1/12		7,720	4,124
			25,150
			28,765
Bulgaria (1.1%)
Sovereign (1.1%)
Republic of Bulgaria,
8.25%, 1/15/15	$	(e)300	350
8.25%, 1/15/15		741	865
Republic of Bulgaria (Registered),
8.25%, 1/15/15		480	561
			1,776
Chile (1.2%)
Corporate (1.2%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12		(e)1,930	2,030
Colombia (2.5%)
Sovereign (2.5%)
Republic of Colombia,
7.38%, 9/18/37		1,990	2,194
8.25%, 12/22/14		470	531
11.75%, 2/25/20		1,010	1,485
			4,210
Ecuador (1.1%)
Sovereign (1.1%)
Republic of Ecuador (Registered)
9.38%, 12/15/15		390	381

10.00%, 8/15/30		(f)1,580	1,426
			1,807
Egypt (0.8%)
Sovereign (0.8%)
Arab Republic of Egypt,
8.75%, 7/18/12	EGP	7,270	1,334
Indonesia (3.8%)
Corporate (3.8%)
Pindo Deli Finance Mauritius,
Tranche A, 6.00%, 4/28/15	$	(a)(e)614	522
Tranche B, 6.00%, 4/28/18		(a)(e)3,280	1,640
Tranche C, Zero Coupon, 4/28/27		(a)(e)2,691	309
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, 6.00%, 4/28/15		(a)1,228	1,044
Tranche A, 6.00%, 4/28/15		(a)(e)1,200	1,020
Tranche B, 6.00%, 4/28/18		(a)(e)2,867	1,434
Tranche C, Zero Coupon, 4/28/27		(a)(e)2,923	336
			6,305
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast,
2.5%, 3/31/18		(d)1,530	528
Mexico (17.5%)
Corporate (5.8%)
Pemex Project Funding Master Trust,
6.63%, 6/15/35		5,100	5,281
6.99%, 6/15/10		(a)(e)2,550	2,601
8.63%, 12/1/23		1,350	1,673
			9,555
Sovereign (11.7%)
Mexican Bonos,
8.00%, 12/17/15	MXN	41,100	3,778
9.50%, 12/18/14		76,500	7,634
United Mexican States,
6.75%, 9/27/34		$1,891	2,061
7.50%, 1/14/12		1,210	1,326
8.38%, 1/14/11		4,090	4,519
			19,318
			28,873
Panama (2.3%)
Sovereign (2.3%)
Republic of Panama,
7.13%, 1/29/26		1,050	1,139
7.25%, 3/15/15		520	559
9.38%, 4/1/29		1,000	1,345
9.63%, 2/8/11		645	724
			3,767
Peru (2.9%)
Sovereign (2.9%)
Republic of Peru,
8.38%, 5/3/16		890	1,048
8.75%, 11/21/33		(c)2,250	2,966
9.88%, 2/6/15		555	697
			4,711
Philippines (9.8%)
Sovereign (9.8%)
Republic of Philippines,
8.88%, 3/17/15		6,370	7,405
9.00%, 2/15/13		1,680	1,924
9.50%, 2/2/30		(c)5,255	6,871
			16,200

Qatar (0.6%)
Sovereign (0.6%)
State of Qatar (Registered),
9.75%, 6/15/30		660	975
Russia (13.4%)
Corporate (6.5%)
Gaz Capital for Gazprom,
6.21%, 11/22/16		(c)(e)2,309	2,295
8.63%, 4/28/34		(c)2,640	3,360
JPMorgan Chase & Co.,
7.00%, 6/28/17	RUB	44,000	1,656
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17	$	(e)1,401	1,322
7.18%, 5/16/13		190	194
7.18%, 5/16/13		(c)(e)1,910	1,950
			10,777
Sovereign (6.9%)
Russian Federation,
7.50%, 3/31/30		(e)(f)1,620	1,815
Russian Federation, (Registered)
7.50%, 3/31/30		(f)50	56
11.00%, 7/24/18		3,221	4,537
12.75%, 6/24/28		2,750	4,909
			11,317
			22,094
Trinidad (0.7%)
Corporate (0.7%)
National Gas of Trinidad & Tobago Ltd.,
6.05%, 1/15/36		(e)1,219	1,161
Turkey (7.9%)
Sovereign (7.9%)
Republic of Turkey,
6.75%, 4/3/18		3,457	3,431
7.00%, 9/26/16		(c)2,050	2,099
11.00%, 1/14/13		4,537	5,512
11.88%, 1/15/30		(c)1,340	2,087
			13,129
Ukraine (1.0%)
Sovereign (1.0%)
Republic of Ukraine,
6.58%, 11/21/16		(c)1,700	1,721
Venezuela (8.6%)
Sovereign (8.6%)
Republic of Venezuela,
5.75%, 2/26/16		990	839
8.50%, 10/8/14		1,300	1,306
9.25%, 9/15/27		(c)6,646	6,895
10.75%, 9/19/13		4,610	5,106
			14,146
Total Fixed Income Securities (Cost $153,199)			159,165

		No. of Warrants
Warrants (0.3%)
Mexico (0.0%)
United Mexican States, expiring 10/11/07		(g)2,626	3
United Mexican States, expiring 11/07/07		(g)2,626	8
			11

Nigeria (0.2%)
Central Bank of Nigeria, expiring 11/15/20		(b)(g)1,249	318
Venezuela (0.1%)
Republic of Venezuela, Oil-linked Payment,
expiring 4/15/20		(a)(g)3,751	141
Total Warrants (Cost $766)			470

		Face
		Amount
		(000)
Short-Term Investments (20.6%)
Short-Term Debt Securities held as collateral on Loaned Securities (18.2%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$	(a)1,222	1,222
Alliance & Leister plc,
5.83%, 10/09/07		(a)873	873
Bancaja
5.36%, 10/19/07		437	437
Bank Of New York Co, Inc.,
5.82%, 10/10/07		(a)437	437
BASF AG,
5.36%, 10/22/07		(a)437	437
BNP Paribas plc
5.50%, 11/19/07		(a)873	873
CAM US Finance S.A. Unipersonal,
5.37%, 10/03/07		1,746	1,746
Canadian Imperial Bank New York,
4.92%, 10/01/07		(a)873	873
CC USA, Inc.,
4.68%, 10/01/07		(a)436	436
CIT Group Holdings,
5.38%, 10/18/07		(a)1,572	1,572
Citigroup Global Markets, Inc.,
5.26%, 10/01/07		3,460	3,460
Credit Suisse First Boston, New York,
4.82%, 10/01/07		(a)873	873
First Tennessee Bank,
5.76%, 10/17/07		(a)437	437
5.77%, 10/17/07		(a)1,746	1,746
Goldman Sachs Group, Inc.,
5.37%, 10/01/07		821	821
5.82%, 10/15/07		(a)437	437
HSBC Finance Corp.,
5.81%, 10/09/07		(a)437	437
IBM Corp.,
5.79%, 10/09/07		1,746	1,746
Macquarie Bank Ltd.,
5.17%, 10/22/07		(a)873	873
Marshall & Ilsley Bank,
5.37%, 12/17/07		876	876
Metropolitan Life Global Funding,
5.13%, 10/22/07		(a)1,310	1,310
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/01/07		(a)1,746	1,746
Nationwide Building Society,
5.28%, 12/28/07		1,013	1,013
National Bank Canada,
5.66%, 10/02/07		(a)1,746	1,746
Societe Generale, New York,
5.11%, 10/31/07		(a)2,095	2,095
Unicredito Delware, Inc.,
5.77%, 10/15/07		(a)960	960

Unicredito Italiano Bank plc,
5.84%, 10/09/07	(a)611	611
		30,093
	Shares
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $3,948)	(h)3,947,840	3,948
Total Short-Term Investments (Cost $34,041)		34,041
Total Investments + (117.2%) (Cost $188,006) —
Including $29,244 of Securities Loaned		193,676
Liabilities in Excess of Other Assets (-17.2%)		(28,432)
Net Assets (100%)		$165,244

(a)	Variable/Float Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(b)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities valued at $2,959,000, representing 1.8% of net assets.
(c)

All or a portion of security on loan at September 30, 2007. At September 30, 2007 the Portfolio had loaned securities with a total value of $29,244,000. This was secured by collateral of $30,093,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

(d)	Issuer is in default.
(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)	Step Bond — Coupon Rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(g)	Non-income producing security.
(h)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $121,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $49,218,000 and $45,270,000 respectively.

ARS	Argentinian Peso
BRL	Brazilian Real
EGP	Egyptian Pound
MXN	Mexican Peso
RUB	Russian Ruble
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $188,006,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $5,670,000 of which $9,938,000 related to appreciated securities and $4,268,000 related to depreciated securities.

The Universal Institutional Funds, Inc.
Emerging Markets Equity Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.4%)
(Unless Otherwise Noted)
Argentina (0.9%)
Tenaris S.A. ADR	266,168	$14,006
Austria (0.5%)
Raiffeisen International Bank Holding AG	56,291	8,227
Brazil (12.3%)
All America Latina Logistica S.A.	583,603	8,234
Banco Bradesco S.A. ADR	130,386	3,829
Banco Itau Holding Financeira S.A. ADR	170,265	8,619
Banco Itau Holding Financeira S.A. (Preference)	199,863	10,097
Cia Energetica de Minas Gerais S.A. ADR	601,332	12,826
Cia Energetica de Sao Paulo, Class B (Preference)	(a)153,256	2,820
Cia Vale do Rio Doce ADR	2,321,862	66,057
Cia Vale do Rio Doce, Class A (Preference)	18,612	532
Cyrela Brazil Realty S.A.	596,310	7,987
Gerdau S.A. ADR	217,176	5,694
Gerdau S.A. (Preference)	92,500	2,427
Investimentos Itau S.A. (Preference)	1,004,944	6,935
NET Servicos de Comunicacao S.A. (Preference)	(a)44,920	741
Petrobras S.A. (Preference)	160,252	5,189
Petrobras S.A. ADR (Preference)	142,282	9,206
Tim Participacoes S.A.	89,800	542
Tim Participacoes S.A. ADR	110,500	4,482
Unibanco - Uniao de Bancos Brasileiros S.A.	129,948	1,711
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	150,795	19,837
Usinas Siderurgicas de Minas Gerais S.A.	80,310	6,265
Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference)	70,288	4,909
		188,939
China/Hong Kong (18.9%)
Cathay Pacific Airways Ltd.	2,983,000	8,154
China Coal Energy Co.	(a)8,780,000	26,090
China Communications Construction Co., Ltd., Class H	5,161,000	12,269
China Construction Bank Corp., Class H	28,969,000	26,421
China COSCO Holdings Co., Ltd., Class H	3,184,500	9,954
China Merchants Bank Co., Ltd., Class H	2,146,500	9,429
China Mobile Ltd.	2,453,000	40,169
China Power International Development Ltd.	8,652,000	4,530
China Resources Power Holdings Co.	3,499,000	10,870
China Shenhua Energy Co., Ltd., Class H	1,121,000	6,734
China Shipping Development Co., Ltd., Class H	852,000	2,762
CNOOC Ltd.	6,762,000	11,360
COSCO Pacific Ltd.	2,528,000	8,000
Dongfeng Motor Group Co., Ltd., Class H	14,445,000	12,691
GOME Electrical Appliances Holdings Ltd.	7,138,000	14,012
Harbin Power Equipment, Class H	4,804,000	12,038
Industrial & Commercial Bank of China, Class H	28,797,000	20,189
Maanshan Iron & Steel Ltd., Class H	11,233,000	12,282
Moulin Global Eyecare Holdings Ltd.	(a)(b)(c)778,000	@—
PetroChina Co., Ltd., Class H	5,200,000	9,860
Ping An Insurance Group Co. of China Ltd., Class H	1,077,500	14,914
Shanghai Industrial Holdings Ltd.	2,198,000	10,970

Shenzhen Investment Ltd.	6,912,000	6,170
Sino-Ocean Land Holdings Ltd.	(a)175,000	248
		290,116
Czech Republic (1.1%)
Central European Media Enterprises Ltd.	(a)118,500	10,868
Komercni Banka A.S.	25,800	6,004
		16,872
Egypt (0.5%)
El Sewedy Cables Holding Co.	(a)486,815	7,756
Hungary (1.1%)
OTP Bank Nyrt	305,688	16,595
India (9.3%)
Aban Offshore Ltd.	72,800	6,403
ABB Ltd.	276,600	8,999
Axis Bank Ltd.	504,700	9,684
Bharat Heavy Electricals Ltd.	231,014	11,809
Bharti Airtel Ltd.	(a)(c)637,500	15,350
Container Corp. of India Ltd.	64,395	3,403
Deccan Chronicle Holdings Ltd.	1,007,176	5,161
Glenmark Pharmaceuticals Ltd.	629,200	6,671
GVK Power & Infrastructure Ltd.	241,524	3,983
HCL Technologies Ltd.	756,200	5,704
HDFC Bank Ltd.	262,400	9,454
HDFC Bank Ltd. ADR	82,100	8,795
Infosys Technologies Ltd.	251,984	11,969
Maruti Suzuki India Ltd.	258,000	6,467
Praj Industries Ltd.	556,500	3,316
Reliance Communications Ltd.	396,400	5,837
Reliance Industries Ltd.	206,500	11,909
Television Eighteen India Ltd.	72,000	1,717
Zee Entertainment Enterprises Ltd.	804,000	6,897
		143,528
Indonesia (2.7%)
Astra International Tbk PT	2,612,900	5,500
Bank Central Asia Tbk PT	5,847,500	3,932
Bank Mandiri Persero Tbk PT	5,314,500	2,049
Bank Rakyat Indonesia Tbk PT	5,489,000	3,962
Bumi Resources Tbk PT	21,163,500	8,273
International Nickel Indonesia Tbk PT	1,073,500	7,454
Medco Energi Internasional Tbk PT	1,757,500	798
Perusahaan Gas Negara PT	1,377,000	1,814
Tambang Batubara Bukit Asam Tbk PT	3,921,500	2,809
Telekomunikasi Indonesia Tbk PT	3,607,500	4,339
United Tractors Tbk PT	1,284,000	1,151
		42,081
Malaysia (0.4%)
IOI Corp. Bhd	3,672,650	6,521
Mexico (6.0%)
America Movil S.A.B. de C.V., Class L ADR	585,729	37,487
Cemex S.A.B. de C.V. ADR	(a)172,872	5,172
Corp. GEO S.A.B. de C.V.	(a)1,187,133	5,209
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,049,500	8,114
Grupo Televisa S.A. ADR	506,686	12,246
Urbi Desarrollos Urbanos S.A. de C.V.	(a)1,249,700	4,490
Wal-Mart de Mexico S.A.B. de C.V. ADR	72,231	2,649
Wal-Mart de Mexico S.A.B. de C.V., Class V	4,548,113	16,675
		92,042
Morocco (0.4%)
Douja Promotion Groupe Addoha S.A.	13,400	5,703

Oman (0.7%)
Bank Muscat SAOG	1,805,776	7,026
Bank Muscat SAOG GDR (Registered)	225,249	3,611
		10,637
Pakistan (0.2%)
Oil & Gas Development Co., Ltd.	1,734,540	3,286
Philippines (0.6%)
Ayala Corp.	250,440	3,058
Philippines Long Distance Telephone Co.	45,800	2,958
PNOC Energy Development Corp.	24,724,500	3,512
		9,528
Poland (4.1%)
Bank Handlowy w Warszawie S.A.	145,568	6,246
Bank Millennium S.A.	1,928,359	8,610
Bank Pekao S.A.	150,959	14,024
Bank Zachodni WBK S.A.	74,134	7,097
Budimex S.A.	(a)63,309	1,701
KGHM Polska Miedz S.A.	167,918	7,847
PBG S.A.	(a)16,348	2,227
Polimex Mostostal S.A.	828,900	3,184
Polski Koncern Naftowy Orlen	(a)130,200	2,734
TVN S.A.	1,066,658	8,799
		62,469
Russia (10.3%)
CTC Media, Inc.	(a)467,144	10,258
Evraz Group S.A. GDR	190,805	12,078
Golden Telecom, Inc.	127,500	10,262
Mechel OAO ADR	127,344	6,495
MMC Norilsk Nickel ADR	59,216	16,107
Mobile Telesystems OJSC ADR	123,438	8,555
OAO Gazprom ADR	245,674	10,834
OAO Gazprom ADR (Registered)	445,250	19,636
Sberbank RF	4,946,550	20,571
Sberbank RF GDR	(a)29,572	13,677
Severstal GDR	405,758	8,594
TMK OAO GDR	(d)189,765	7,837
TMK OAO GDR (Registered)	92,715	3,829
Wimm-Bill-Dann Foods OJSC ADR	85,107	9,306
		158,039
South Africa (5.3%)
Allied Electronics Corp., Ltd. (Preference)	637,530	4,174
Barloworld Ltd.	259,215	4,876
Group Five Ltd.	672,460	5,408
Massmart Holdings Ltd.	601,359	7,278
Mittal Steel South Africa Ltd.	523,382	10,412
Mr. Price Group Ltd.	1,742,500	6,627
MTN Group Ltd.	2,018,800	30,622
Murray & Roberts Holdings Ltd.	643,652	8,395
Raubex Group Ltd.	(a)960,300	4,460
		82,252
South Korea (12.8%)
Amorepacific Corp.	8,493	6,338
Cheil Communications, Inc.	17,827	5,279
Cheil Industries, Inc.	91,190	6,098
Doosan Infracore Co., Ltd.	187,940	7,300
GS Engineering & Construction Corp.	69,370	12,052
Hite Brewery Co., Ltd.	19,674	2,752
Hyundai Engineering & Construction Co., Ltd.	(a)22,910	2,188
Hyundai Heavy Industries Co., Ltd.	34,417	15,907

Hyundai Mipo Dockyard Co., Ltd.	37,825	13,019
Hyundai Motor Co.	57,469	4,640
Kookmin Bank	5,617	468
Korea Exchange Bank	316,130	5,129
Korean Airlines Co., Ltd.	74,753	5,056
LG Chem Ltd.	73,760	7,737
LG Electronics, Inc.	108,748	10,159
LG Philips LCD Co. Ltd	(a)146,570	7,015
NHN Corp.	(a)55,825	12,919
Orion Corp.	18,284	5,544
POSCO	10,260	7,545
Samsung Electronics Co., Ltd.	12,633	7,937
Samsung Electronics Co., Ltd. (Preference)	17,842	8,305
Samsung Fire & Marine Insurance Co., Ltd.	33,780	7,271
Shinhan Financial Group Co., Ltd.	236,132	15,429
SSCP Co., Ltd.	(a)77,054	2,526
STX Pan Ocean Co., Ltd.	(a)1,496,800	4,031
STX Pan Ocean Co., Ltd.	2,137,000	4,805
Woongjin Coway Co., Ltd.	263,282	8,645
		196,094
Taiwan (5.7%)
Advanced Semiconductor Engineering, Inc.	2,683,081	2,943
Asustek Computer, Inc.	2,272,976	6,916
AU Optronics Corp.	9,259,487	15,974
Formosa Plastics Corp.	2,483,000	7,000
Foxconn Technology Co., Ltd.	713,400	8,263
High Tech Computer Corp.	95,520	1,401
HON HAI Precision Industry Co., Ltd.	1,173,600	8,846
InnoLux Display Corp.	211,955	909
MediaTek, Inc.	576,575	10,388
Siliconware Precision Industries Co.	2,458,000	5,536
Taiwan Cement Corp.	2,268,000	3,711
Tripod Technology Corp.	882,891	3,598
TXC Corp.	1,048,493	2,394
Yang Ming Marine Transport Corp.	8,775,546	7,059
Yuanta Financial Holding Co., Ltd.	(a)3,257,000	1,996
		86,934
Turkey (3.6%)
Akcansa Cimento A.S.	464,836	3,562
Aksigorta A.S.	994,094	6,877
KOC Holding A.S.	(a)957,712	5,039
Turkcell Iletisim Hizmet A.S.	829,111	7,007
Turkcell Iletisim Hizmet A.S. ADR	19,100	406
Turkiye Garanti Bankasi A.S.	1,948,262	14,931
Turkiye Halk Bankasi A.S.	(a)782,157	6,351
Yapi ve Kredi Bankasi A.S.	(a)3,758,412	12,019
		56,192
Total Common Stocks (Cost $1,056,490)		1,497,817
Investment Companies (0.7%)
India (0.3%)
Morgan Stanley Growth Fund	(e)3,926,900	5,346
Romania (0.4%)
SIF1 Banat Crisana Arad	744,800	1,112
SIF 2 Moldova Bacau	850,800	1,270
SIF 3 Transilvania Brasov	(a)818,000	792
SIF 4 Muntenia Bucuresti	1,085,200	1,101
SIF 5 Oltenia Craiova	732,000	1,349
		5,624
Total Investment Companies (Cost $7,269)		10,970

	No. of
	Rights
Rights (0.0%)
Austria (0.0%)
Raiffeisen International Bank Holding A.G. (Cost $@—)	(a)55,091	@—
	Shares
Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $36,678)	(e)36,677,504	36,678
Total Investments + (100.5%) (Cost $1,100,437)		1,545,465
Liabilities in Excess of Other Assets (-0.5%)		(7,826)
Net Assets (100%)		$1,537,639

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2007.
(c)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities valued at $15,350,000, representing 1.0% of net assets.
(d)	144A Security — Certain conditions for public sale must exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The Morgan Stanley Growth Fund, acquired at a cost of $708,000, is advised by an affiliate of the Adviser. At the beginning of the period, the Fund held 3,927,000 shares of the security valued at $3,819,000. For the nine months ended September 30, 2007, the Fund had no purchases or sales of the security. The Fund derived no income from this security during the nine months ended September 30, 2007. The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $10,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $508,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $241,530,000 and $204,852,000, respectively.

@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $1,100,437,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $445,028,000 of which $451,304,000 related to appreciated securities and $6,276,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
Currency to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
HKD	40,547	$5,216	10/2/07	USD	5,226	$5,226	$10
IDR	777,834	85	10/1/07	USD	85	85	@—
IDR	949,052	104	10/1/07	USD	104	104	@—
USD	150	150	10/1/07	INR	5,967	150	@—
USD	290	290	10/1/07	SGD	434	292	2
USD	922	922	10/2/07	SGD	1,373	924	2
USD	257	257	10/1/07	TRY	311	258	1
USD	31	31	10/2/07	TRY	37	31	@—
USD	1,230	1,230	10/2/07	ZAR	8,575	1,245	15
ZAR	147,789	21,310	11/16/07	USD	20,070	20,070	(1,240)
		$29,595				$28,385	$(1,210)

HKD	— Hong Kong Dollar
IDR	— Indonesian Rupiah
INR	— Indian Rupee
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

The Universal Institutional Funds, Inc.
Equity and Income Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2007 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (29.4%)
Aerospace & Defense (0.8%)
BAE Systems 2001 Asset Trust, LLC,
6.66%, 9/15/13	$	(a)142	$150
Level 3 Communications, Corp. (Convertible),
2.88%, 7/15/10		1,300	1,255
3.00%, 8/1/35		2,000	2,325
3.50%, 6/15/12		506	550
6.00%, 3/15/10		(a)1,275	1,189
			5,469
Agency Fixed Rate Mortgages (0.3%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
6.50%, 2/1/26		13	13
7.50%, 2/1/31		34	36
7.50%, 4/1/32		21	21
8.00%, 6/1/31		7	7
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/32		157	161
6.63%, 10/15/07		1,150	1,151
7.00%, 8/1/32 - 11/1/34		497	516
7.50%, 10/1/30 - 1/1/31		32	33
8.00%, 2/1/30 - 5/1/31		33	34
8.50%, 12/1/30 - 5/1/32		35	37
9.50%, 4/1/30		29	32
Government National Mortgage Association,
Various Pools:
10.50%, 1/15/18		10	11
			2,052
Air Freight & Logistics (0.0%)
FedEx Corp.,
5.50%, 8/15/09		100	101
7.25%, 2/15/11		10	11
			112
Airlines (0.0%)
America West Airlines, Inc.,
7.10%, 4/2/21		157	164
Asset Backed Corporates (1.4%)
Banc of America Securities Auto Trust,
3.99%, 8/18/09		140	139
Capital Auto Receivables Asset Trust,
4.05%, 7/15/09		128	127
4.98%, 5/15/11		725	724
5.03%, 10/15/09		750	749
5.31%, 10/20/09		(a)775	775

Capital One Auto Finance Trust,
5.07%, 7/15/11	400	400
Caterpillar Financial Asset Trust,
3.90%, 2/25/09	33	33
5.57%, 5/25/10	550	552
CIT Equipment Collateral,
3.50%, 9/20/08	9	9
5.07%, 2/20/10	400	397
Citibank Credit Card Issuance Trust,
5.65%, 9/20/19	1,200	1,196
CNH Equipment Trust,
4.02%, 4/15/09	42	42
4.27%, 1/15/10	286	285
5.20%, 6/15/10	325	325
Daimler Chrysler Auto Trust,
4.04%, 9/8/09	80	80
Ford Credit Auto Owner Trust,
4.17%, 1/15/09	21	21
5.05%, 3/15/10	246	246
5.26%, 10/15/10	625	626
GE Equipment Small Ticket, LLC,
4.88%, 10/22/09	(a)327	326
Harley-Davidson Motorcycle Trust,
3.76%, 12/17/12	302	297
4.07%, 2/15/12	200	198
4.41%, 6/15/12	300	292
Hertz Vehicle Financing, LLC,
4.93%, 2/25/10	(a)250	249
Honda Auto Receivables Owner Trust,
3.87%, 4/20/09	100	100
3.93%, 1/15/09	34	34
4.85%, 10/19/09	302	301
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	110	110
Merrill Auto Trust Securitization,
4.10%, 8/25/09	130	129
National City Auto Receivables Trust,
2.88%, 5/15/11	125	123
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	125	124
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	25	25
USAA Auto Owner Trust,
3.58%, 2/15/11	145	144
3.90%, 7/15/09	47	47
Wachovia Auto Owner Trust,
2.91%, 4/20/09	3	3
4.06%, 9/21/09	60	60
4.79%, 4/20/10	307	306
		9,594
Automobiles (0.3%)
DaimlerChrysler N.A. Holding Corp.,
8.50%, 1/18/31	145	180

Ford Motor Co. (Convertible),
4.25%, 12/15/36	1,416	1,662
		1,842
Biotechnology (1.4%)
Amgen, Inc. (Convertible),
0.38%, 2/1/13	(a)4,800	4,386
Charles River Laboratories International, Inc. (Convertible),
2.25%, 6/15/13	(a)960	1,234
ImClone Systems, Inc. (Convertible),
1.38%, 5/15/24	1,900	1,772
Invitrogen Corp. (Convertible),
1.50%, 2/15/24	1,800	1,771
3.25%, 6/15/25	468	505
		9,668
Chemicals (0.0%)
ICI Wilmington, Inc.
4.38%, 12/1/08	175	174
Collateralized Mortgage Obligation (0.8%)
Banc of America Commercial Mortgage, Inc.,
5.87%	(b)(c)475	480
5.84%	(b)(c)500	504
Bear Stearns Commercial Mortgage Securities,
5.90%, 6/11/40	(b)500	507
Citigroup Commercial Mortgage Trust,
5.89%	(b)(c)500	506
Commercial Mortgage Pass Through Certificates,
6.01%	(b)(c)450	459
Credit Suisse Mortgage Capital Certificates,
5.91%, 6/15/39	(b)350	355
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	375	371
GS Mortgage Securities Corp. II,
1.00%, 8/10/45	(b)400	408
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	325	321
5.94%	(b)(c)325	329
6.01%	(b)(c)450	459
Lehman Brothers-UBS Comercial Mortgage Trust,
5.43%, 2/15/40	(b)325	321
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	325	319
		5,339
Commercial Banks (0.4%)
U.S. Bancorp (Convertible),
3.61%, 2/6/37	(a)(b)3,000	2,990
Commercial Services & Supplies (0.2%)
Allied Waste North America (Convertible),
4.25%, 4/15/34	795	758
Live Nation,
2.88%, 7/15/27	(a)616	635
		1,393
Communications Equipment (1.0%)
JDS Uniphase Corp.,
Zero Coupon, 11/15/10	1,430	1,351
1.00%, 5/15/26	(a)1,100	916

Juniper Networks, Inc.(Convertible),
Zero Coupon, 6/15/08	1,200	2,193
Nortel Networks Corp. (Convertible),
4.25%, 9/1/08	1,958	1,931
Telecom Italia Capital S.A.,
4.00%, 11/15/08 - 1/15/10	395	385
4.88%, 10/1/10	40	40
Telefonica Europe B.V.,
8.25%, 9/15/30	315	377
		7,193
Computers & Peripherals (0.8%)
EMC Corp. (Convertible),
1.75%, 12/1/11	(a)2,124	3,021
1.75%, 12/1/11	743	1,057
SanDisk Corp. (Convertible),
1.00%, 5/15/13	1,332	1,272
		5,350
Containers & Packaging (0.2%)
Sealed Air Corp. (Convertible),
3.00%, 6/30/33	(a)1,250	1,200
Diversified Financial Services (1.7%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(a)595	614
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	360	356
AXA Financial, Inc.,
6.50%, 4/1/08	115	116
Bank One Corp.,
6.00%, 2/17/09	25	25
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(a)250	228
6.30%, 5/10/17	(a)105	92
Caterpillar Financial Services Corp.,
3.63%, 11/15/07	165	165
Catlin Insurance Co., Ltd.,
7.25%	(a)(b)(c)320	302
CIT Group, Inc.,
3.65%, 11/23/07	40	40
4.75%, 8/15/08	100	99
5.00%, 11/24/08	55	54
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	200	193
Farmers Exchange Capital,
7.05%, 7/15/28	(a)500	499
General Electric Capital Corp.,
4.25%, 12/1/10	30	29
4.75%, 9/15/14	75	72
5.88%, 2/15/12	230	236
General Mills, Inc.,
3.88%, 11/30/07	105	105
Goldman Sachs Capital II,
5.79%	(b)(c)335	317
Goldman Sachs Group, Inc. (Convertible),
2.00%, 5/9/14	(a)3,200	3,202

Household Finance Corp.,
4.13%, 11/16/09	35	34
6.40%, 6/17/08	15	15
HSBC Finance Corp.,
4.13%, 12/15/08	75	74
5.88%, 2/1/09	100	101
6.38%, 10/15/11	315	326
6.75%, 5/15/11	175	183
8.00%, 7/15/10	85	91
JPMorgan Chase & Co.,
6.00%, 2/15/09	165	167
7.00%, 11/15/09	185	192
Marshall & IIsley Bank,
3.80%, 2/8/08	185	184
Mantis Reef Ltd.,
4.69%, 11/14/08	(a)200	199
Nationwide Building Society,
4.25%, 2/1/10	(a)345	338
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	145	154
Platinum Underwriters Holdings Ltd.,
6.37%, 11/16/07	115	115
Popular North America, Inc.,
5.65%, 4/15/09	160	161
Sovereign Bank,
4.00%, 2/1/08	100	100
Textron Financial Corp.,
4.13%, 3/3/08	95	95
5.13%, 2/3/11	270	269
USB Capital IX,
6.19%	(c)345	345
Wachovia Capital Trust III,
5.80%	(b)(c)990	984
Washington Mutual Preferred Funding II,
6.66%	(a)(b)(c)300	259
Washington Mutual, Inc.,
8.25%, 4/1/10	225	237
Xlliac Global Funding,
4.80%, 8/10/10	(a)315	313
		11,680
Diversified Telecommunication Services (0.2%)
AT&T, Inc.,
6.15%, 9/15/34	125	124
France Telecom S.A.,
8.50%, 3/1/31	325	419
Lucent Technologies Capital Trust I (Convertible),
7.75%, 6/15/25	1,187	1,120
		1,663
Electrical Equipment (0.0%)
Cooper Industries, Inc.,
5.25%, 11/15/12	165	165
Electric Utilities (0.0%)
Consumers Energy Co.,
4.00%, 5/15/10	20	20

4.80%, 2/17/09	170	169
		189
Food & Staples Retailing (0.1%)
CVS Lease Pass Through,
6.04%, 12/10/28	(a)266	258
CVS/Caremark Corp.,
5.75%, 8/15/11	65	66
5.75%, 6/1/17	235	230
		554
Food Products (0.1%)
ConAgra Foods, Inc.,
7.00%, 10/1/28	70	74
8.25%, 9/15/30	145	172
FBG Finance, Ltd.,
5.13%, 6/15/15	(a)280	264
Fred Meyer, Inc.,
7.45%, 3/1/08	215	217
		727
Health Care Equipment & Supplies (0.9%)
Advanced Medical Optics, Inc. (Convertible),
2.50%, 7/15/24	700	662
Beckman Coulter, Inc. (Convertible),
2.50%, 12/15/36	(a)1,704	1,996
Edwards Lifesciences Corp. (Convertible),
3.88%, 5/15/33	1,200	1,249
Medtronic, Inc. (Convertible),
1.25%, 9/15/21	1,600	1,596
1.50%, 4/15/11	532	591
St. Jude Medical, Inc.,
1.22%, 12/15/08	(a)408	417
		6,511
Health Care Providers & Services (0.8%)
AMERIGROUP Corp.,
2.00%, 5/15/12	800	824
Health Management Association, Inc. (Convertible),
4.38%, 8/1/23	1,500	1,476
Manor Care, Inc. (Convertible),
2.13%, 8/1/35	(d)62	91
2.13%, 8/1/35	(a)(d)942	1,381
Omnicare, Inc. (Convertible),
3.25%, 12/15/35	2,190	1,782
UnitedHealth Group, Inc.,
4.13%, 8/15/09	130	127
WellPoint, Inc.,
3.75%, 12/14/07	80	80
4.25%, 12/15/09	80	79
		5,840
Hotels, Restaurants & Leisure (0.2%)
International Game Technology (Convertible),
2.60%, 12/15/36	1,200	1,197
Yum! Brands, Inc.,
8.88%, 4/15/11	245	274
		1,471
Household Durables (0.0%)

LG Electronics, Inc.,
5.00%, 6/17/10	(a)130	129
Industrial Conglomerates (0.3%)
3M Co. (Convertible),
2.40%, 11/21/32	2,100	1,953
Information Technology Services (0.2%)
Electronic Data Systems Corp. (Convertible),
3.88%, 7/15/23	1,750	1,763
Insurance (0.2%)
Conseco, Inc. (Convertible),
3.50%, 9/30/35	(d)1,266	1,166
Leisure Equipment & Products (0.3%)
Eastman Kodak Co. (Convertible),
3.38%, 10/15/33	1,700	1,813
Media (0.3%)
Comcast Corp.,
6.75%, 1/30/11	245	254
6.50%, 1/15/15	50	52
Interpublic Group of Cos., Inc. (Convertible),
4.50%, 3/15/23	1,209	1,307
Viacom, Inc.,
6.88%, 4/30/36	270	270
		1,883
Metals & Mining (0.2%)
Newmont Mining Corp.,
1.25%, 7/15/14	(a)462	527
1.63%, 7/15/17	(a)616	703
		1,230
Oil, Gas & Consumable Fuels (0.0%)
Valero Energy Corp.,
3.50%, 4/1/09	195	191
Pharmaceuticals (0.6%)
Teva Pharmaceutical Finance, Ltd. (Convertible),
1.75%, 2/1/26	2,298	2,433
Valeant Pharmaceuticals International (Convertible),
4.00%, 11/15/13	(a)312	283
Watson Pharmaceuticals, Inc. (Convertible),
1.75%, 3/15/23	1,650	1,611
		4,327
Real Estate Management & Development (0.1%)
Brascan Corp.,
7.13%, 6/15/12	205	220
8.13%, 12/15/08	65	67
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	210	211
World Financial Properties,
6.91%, 9/1/13	(a)291	300
		798
Road & Retail (0.0%)
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	155	157
Union Pacific Corp.,
6.63%, 2/1/08	120	120
6.79%, 11/9/07	20	20

		297
Semiconductors & Semiconductor Equipment (0.5%)
Intel Corp. (Convertible),
2.95%, 12/15/35	392	408
2.95%, 12/15/35	(a)684	711
Linear Technology Corp.,
3.00%, 5/1/27	(a)1,193	1,172
Xilinx, Inc. (Convertible),
3.13%, 3/15/37	(a)1,302	1,276
		3,567
Software (0.2%)
Amdocs Ltd. (Convertible),
0.50%, 3/15/24	1,150	1,216
Specialty Retail (0.2%)
Best Buy Co., Inc. (Convertible),
2.25%, 1/15/22	1,300	1,435
U.S. Treasury Securities (14.3%)
U.S. Treasury Bonds,
4.50%, 2/15/36	2,700	2,561
5.38%, 2/15/31	10,300	11,029
6.25%, 8/15/23	1,200	1,379
8.13%, 8/15/19 - 8/15/21	6,297	8,343
U.S. Treasury Notes,
3.25%, 1/15/09	3,500	3,471
3.88%, 5/15/09 - 2/15/13	8,750	8,668
4.00%, 11/15/12 - 2/15/15	7,350	7,183
4.25%, 8/15/13 - 11/15/14	22,075	22,025
4.50%, 2/28/11	3,700	3,753
4.63%, 8/31/11 - 2/29/12	7,100	7,228
4.75%, 11/15/08	3,900	3,933
4.88%, 5/15/09	8,000	8,117
5.13%, 6/30/08 - 6/30/11	2,500	2,533
5.75%, 8/15/10	2,850	2,983
6.00%, 8/15/09	6,500	6,739
		99,945
Utilities (0.4%)
Appalachian Power Company,
5.65%, 8/15/12	25	25
Arizona Public Service Co.,
5.80%, 6/30/14	265	263
Carolina Power & Light Co.,
5.13%, 9/15/13	200	196
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	75	74
CenterPoint Energy, Inc.,
7.88%, 4/1/13	(b)70	77
Consolidated Natural Gas Co.,
6.25%, 11/1/11	95	98
Detroit Edison Co.,
6.13%, 10/1/10	165	171
Entergy Gulf States, Inc.,
3.60%, 6/1/08	240	236
Ohio Power Corp.,
6.00%, 6/1/16	305	307

Pacific Gas & Electric Corp. (Convertible),
9.50%, 6/30/10	140	481
Plains All American Pipeline, LP,
6.70%, 5/15/36	260	261
Public Service Electricity & Gas Co.,
5.00%, 1/1/13	20	19
Texas Eastern Transmission, LP,
7.00%, 7/15/32	140	148
Wisconsin Electric Power,
3.50%, 12/1/07	140	140
		2,496
Wireless Telecommunication Services (0.0%)
AT&T Corp.,
8.00%, 11/15/31	50	61
Sprint Capital Corp.,
8.75%, 3/15/32	40	46
Verizon New England, Inc.,
6.50%, 9/15/11	20	21
		128
Total Fixed Income Securities (Cost $200,594)		205,677
	Shares
Common Stocks (60.9%)
Aerospace & Defense (0.9%)
Raytheon Co.	102,160	6,520
Automobiles (0.4%)
Honda Motor Co., Ltd. ADR	90,590	3,022
Beverages (1.3%)
Coca-Cola Co. (The)	157,060	9,026
Biotechnology (0.3%)
Applera Corp. - Applied Biosystems Group	59,250	2,052
Capital Markets (0.5%)
Charles Schwab Corp. (The)	178,060	3,846
Chemicals (2.5%)
Bayer A.G. ADR	187,710	14,869
E.I. du Pont de Nemours & Co.	53,250	2,639
		17,508
Commercial Banks (1.6%)
Bank of America Corp.	86,240	4,335
Fifth Third Bancorp	83,810	2,840
PNC Financial Services Group, Inc.	58,020	3,951
		11,126
Communications Equipment (1.3%)
Alcatel-Lucent ADR	603,120	6,140
Cisco Systems, Inc.	(e)87 ,980	2,913
		9,053
Computers & Peripherals (0.3%)
Hewlett-Packard Co.	39,520	1,968
Diversified Financial Services (3.3%)
Citigroup, Inc.	226,480	10,570
JPMorgan Chase & Co.	278,356	12,754
		23,324
Diversified Telecommunication Services (3.6%)
Embarq Corp.	43,698	2,430
France Telecom S.A. ADR	126,470	4,229

Sprint Nextel Corp.	324,110	6,158
Verizon Communications, Inc.	272,100	12,048
		24,865
Electric Utilities (3.2%)
American Electric Power Co., Inc.	182,600	8,414
Entergy Corp.	83,580	9,051
FirstEnergy Corp.	74,770	4,736
Reliant Energy, Inc.	(e)1	@—
		22,201
Energy Equipment & Services (1.0%)
Schlumberger Ltd.	66,830	7,017
Food & Staples Retailing (1.9%)
Rite Aid Corp.	(e)259,980	1,201
Wal-Mart Stores, Inc.	274,060	11,963
		13,164
Food Products (3.0%)
Cadbury Schweppes plc ADR	123,300	5,736
ConAgra Foods, Inc.	90,240	2,358
Kraft Foods, Inc.	156,514	5,401
Unilever N.V.	251,710	7,765
		21,260
Health Care Equipment & Supplies (0.8%)
Boston Scientific Corp.	(e)202,700	2,828
Covidien Ltd.	(e)66,967	2,779
		5,607
Health Care Providers & Services (0.6%)
Cigna Corp.	68,980	3,676
Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.	42,460	2,313
Household Products (1.4%)
Fortune Brands, Inc.	14,090	1,148
Kimberly-Clark Corp.	32,170	2,260
Newell Rubbermaid, Inc.	45,480	1,311
Procter & Gamble Co.	75,130	5,285
		10,004
Industrial Conglomerates (3.7%)
General Electric Co.	304,550	12,608
Siemens A.G. ADR	67,400	9,251
Tyco International Ltd.	84,617	3,752
		25,611
Insurance (4.8%)
Aegon N.V.	108,420	2,063
Chubb Corp.	123,732	6,637
Conseco, Inc.	(e)31,202	499
Hartford Financial Services Group, Inc. (The)	48,640	4,502
Marsh & McLennan Cos., Inc.	356,380	9,088
Travelers Cos., Inc. (The)	127,607	6,424
XL Capital Ltd., Class A	55,230	4,374
		33,587
Internet Software & Services (0.8%)
Yahoo!, Inc.	(e)211,990	5,690
Media (3.7%)
Comcast Corp., Class A	(e)252,665	6,109
Time Warner, Inc.	594,790	10,920

Viacom, Inc., Class B	(e)219,955	8,572
		25,601
Metals & Mining (0.7%)
Newmont Mining Corp.	116,670	5,219
Multi-Utilities (0.4%)
Williams Cos., Inc.	78,720	2,681
Oil, Gas & Consumable Fuels (4.3%)
ConocoPhillips	83,530	7,332
Devon Energy Corp.	20,380	1,696
ExxonMobil Corp.	57,890	5,358
Novartis A.G. ADR	26,350	1,448
Occidental Petroleum Corp.	90,820	5,820
Royal Dutch Shell plc ADR	103,010	8,465
		30,119
Personal Products (0.4%)
Estee Lauder Cos., Inc.	58,130	2,468
Pharmaceuticals (9.2%)
Abbott Laboratories	198,220	10,629
Bristol-Myers Squibb Co.	312,940	9,019
Eli Lilly & Co.	164,820	9,383
Pfizer, Inc.	131,730	3,218
Roche Holding A.G. ADR	59,260	5,354
Sanofi-Aventis ADR	38,910	1,651
Schering-Plough Corp.	447,756	17,217
Wyeth	169,520	7,552
		64,023
Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.	146,070	3,777
Micron Technology, Inc.	(e)229,375	2,546
		6,323
Software (0.7%)
Symantec Corp.	(e)260,020	5,039
Specialty Retail (0.9%)
Home Depot, Inc. (The)	123,950	4,021
Office Depot, Inc.	(e)124,294	2,563
		6,584
Thrifts & Mortgage Finance (1.4%)
Freddie Mac	160,460	9,469
Tobacco (0.8%)
Altria Group, Inc.	81,270	5,651
Total Common Stocks (Cost $367,503)		425,617
Preferred Stocks (3.3%)
Automobiles (0.3%)
Ford Motor Co. Capital Trust II, 6.50% (Convertible)	45,500	1,718
Banks (0.4%)
Sovereign Capital Trust, 4.38% (Convertible)	69,300	2,973
Consumer Durables & Apparel (0.2%)
Newell Financial Trust I, 5.25% (Convertible)	24,600	1,153
Diversified Financial Services (0.4%)
Washington Mutual, Inc.	62,000	2,977
Diversified Telecommunication Services (0.4%)
Lucent Technologies Capital Trust I, 7.75% (Convertible)	3,200	3,072
Electric Utilities (0.3%)
CenterPoint Energy, Inc., 2.00% (Convertible)	68,000	2,390

Gas Utilities (0.4%)
El Paso Corp., 4.99% (Convertible)		800	1,131
El Paso Energy Capital Trust I, 4.75% (Convertible)		29,000	1,194
			2,325
Health Care Providers & Services (0.3%)
Healthsouth Rehabilitation, 6.50%		350	298
Healthsouth Rehabilitation, 6.50% (Convertible)		(a)785	678
Omnicare, Inc., 4.00% (Convertible)		24,400	1,128
			2,104
Insurance (0.1%)
XL Capital Ltd., 7.00% (Convertible)		32,200	895
Media (0.2%)
Interpublic Group of Cos., Inc., 5.25% (Convertible)		(a)500	490
Tribune Co., 2.00% (Convertible)		12,800	768
			1,258
Thrifts & Mortgage Finance (0.3%)
Fannie Mae, 5.38% (Convertible)		20	1,961
Total Preferred Stocks (Cost $23,603)			22,826
Investment Company (0.5%)
Financial Sevices (0.5%)
iShares MSCI Japan Index Fund (Cost $3,444)		236,330	3,389
Short-Term Investments (7.2%)
Investment Company (7.2%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class		(f)50,432,957	50,433
		Face
		Amount
		(000)
Treasury Bill (0.0%)
U.S. Treasury Bill
3.82%, 1/10/08	$	(g)(h)310	307
Total Short-Term Investments (Cost $50,739)			50,740
Total Investments + (101.3%) (Cost $645,883)			708,249
Liabilities in Excess of Other Assets (-1.3%)			(9,202)
Net Assets (100%)			$699,047

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/ Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(c)

Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at September 30, 2007.

(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(e)	Non-income producing security.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $16,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $789,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $123,219,000 and $72,786,000, respectively.

(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(h)	Rate shown is the Yield to Maturity at September 30, 2007.
@	Value is less than $500.
ADR	American Depositary Receipt
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $645,883,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $62,366,000 of which $74,922,000 related to appreciated securities and $12,556,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2yr. Note	118	$24,432	Dec-07	$50
U.S. Treasury
5yr. Note	22	2,355	Dec-07	13
10yr. Swap	435	46,158	Dec-07	(531)

Short:
U.S. Treasury
10yr. Note	253	27,648	Dec-07	47
U.S. Treasury
Long Bond	221	24,607	Dec-07	66
				$(355)

The Universal Institutional Funds, Inc.
Equity Growth Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (93.6%)
Advertising Agencies (1.0%)
Monster Worldwide, Inc.	(a)44,389	$1,512
Air Transport (1.5%)
Expeditors International Washington, Inc.	47,813	2,261
Biotechnology Research & Production (0.9%)
Genentech, Inc.	(a)17,059	1,331
Building: Cement (1.2%)
Cemex S.A. de C.V. ADR	(a)64,911	1,942
Casinos & Gambling (4.5%)
Wynn Resorts Ltd.	(d)44,113	6,950
Chemicals (6.6%)
Monsanto Co.	120,196	10,306
Communications & Media (0.7%)
McGraw-Hill Cos., Inc. (The)	20,835	1,061
Communications Technology (10.1%)
America Movil S.A.B. de C.V., Class L ADR	(d)78,782	5,042
China Mobile Ltd., ADR	(d)28,462	2,335
Cisco Systems, Inc.	(a)91,221	3,020
Research In Motion Ltd.	(a)(d)55,003	5,421
		15,818
Computer Services Software & Systems (7.6%)
Google, Inc., Class A	(a)16,974	9,629
VMware, Inc.	(a)25,507	2,168
		11,797
Computer Technology (2.9%)
Apple, Inc.	(a)29,768	4,571
Seagate Technology, Inc.	(a)(b)(c)27,600	@—
		4,571
Consumer Electronics (1.4%)
Yahoo!, Inc.	(a)(d)81,394	2,185
Diversified Financial Services (1.9%)
CME Group, Inc.	5,023	2,950
Drugs & Pharmaceuticals (0.7%)
Gen-Probe, Inc.	(a)16,601	1,105
Energy — Miscellaneous (3.6%)
Ultra Petroleum Corp.	(a)89,255	5,537
Financial — Miscellaneous (7.9%)
American Express Co.	94,972	5,639
Berkshire Hathaway, Inc., Class B	(a)913	3,608
Moody’s Corp.	(d)61,091	3,079
		12,326
Foods (1.3%)
Tesco plc ADR	78,214	2,100
Health Care Services (0.8%)
Stericycle, Inc.	(a)23,103	1,321
Hotel/Motel (1.3%)
Accor S.A.	22,091	1,961

Insurance: Multi-Line (1.7%)
Loews Corp.		55,984	2,707
Radio & TV Broadcasters (2.1%)
Grupo Televisa S.A. ADR		(d)136,398	3,297
Real Estate Investment Trusts (5.0%)
Brookfield Asset Management, Inc., Class A		203,190	7,823
Restaurants (2.7%)
Starbucks Corp.		(a)160,972	4,217
Retail (13.1%)
Abercrombie & Fitch Co., Class A		36,000	2,905
Amazon.com, Inc.		(a)(d)93,498	8,710
Costco Wholesale Corp.		67,198	4,124
Sears Holdings Corp.		(a)(d)37,180	4,729
			20,468
Services: Commercial (6.7%)
Corporate Executive Board Co.		(d)37,692	2,798
eBay, Inc.		(a)(d)197,205	7,695
			10,493
Shipping (1.9%)
C.H. Robinson Worldwide, Inc.		54,119	2,938
Steel (1.9%)
Nucor Corp.		50,308	2,992
Utilities: Water (1.0%)
Veolia Environnement ADR		17,605	1,516
Wholesalers (1.6%)
Li & Fung Ltd.		606,000	2,572
Total Common Stocks (Cost $105,007)			146,057

		Face
		Amount (000)
Short-Term Investments (6.7%)
Short-Term Debt Securities Held as Collateral on Loaned Securties (0.9%)
AIG Match Funding Corp.,
5.73%, 10/1707	$	(e)55	55
Alliance & Leicester plc,
5.83%, 10/9/07		(e)39	39
Bancaja,
5.36%, 10/19/07		20	20
Bank of New York Co., Inc.,
5.82%, 10/10/07		(e)20	20
BASF AG,
5.36%, 10/22/07		(e)20	20
BNP Paribas plc,
5.50%, 11/19/07		(e)39	39
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07		78	78
Canadian Imperial Bank of Commerece, New York,
4.92%, 10/1/07		(e)39	39
CC USA, Inc.,
4.68%, 10/1/07		(e)20	20
CIT Group Holdings.,
5.38%, 10/18/07		(e)70	70
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07		155	155
Credit Suisse First Boston, New York,
4.82%, 10/1/07		(e)39	39
First Tennessee Bank,
5.76%, 10/17/07		(e)19	19

5.77%, 10/17/07	(e)78	78
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	37	37
5.82%, 10/15/07	(e)20	20
HSBC Finance Corp.,
5.81%, 10/9/07	(e)19	19
IBM Corp.,
5.79%, 10/9/07	78	78
Macquarie Bank Ltd.,
5.17%, 10/22/07	(e)39	39
Marshall & IIsley Bank,
5.37%, 12/17/07	39	39
Metropolitan Life Global Funding,
5.13%, 10/22/07	(e)59	59
National Bank of Canada,
5.66%, 10/2/07	(e)78	78
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(e)78	78
Nationwide Building Society,
5.28%, 12/28/07	45	45
Societe Generale, New York,	.
5.11%, 10/31/07	(e)94	94
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(e)43	43
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(e)27	27
		1,347
	Shares
Investment Company (5.8%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(f) 9,067,881	9,068
Total Short-Term Investments (Cost $10,415)		10,415
Total Investments + (100.3%) (Cost $115,422)		156,472
Liabilities in Excess of Other Assets (-0.3%)		(483)
Net Assets (100%)		$ z

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets.
(c)	Security has been deemed illiquid at September 30, 2007.
(d)

All or a portion of security on loan at September 30, 2007. The Portfolio had loaned securities with a total value of $1,349,000. This was secured by collateral of $1,347,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(e)	Variable/Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $60,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $32,240,000 and $23,172,000, respectively.

ADR	American Depositary Receipt
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $115,422,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $41,050,000 of which $43,562,000 related to appreciated securities and $2,512,000 related to depreciated securities.

The Universal Institutional Funds, Inc.
Global Franchise Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (99.1%)
Finland (3.9%)
Kone Oyj, Class B	96,946	$7,071
France (5.4%)
Pernod-Ricard S.A.	23,086	5,037
Sanofi-Aventis	57,643	4,881
		9,918
Ireland (2.6%)
C&C Group plc	570,295	4,717
Japan (2.5%)
Kao Corp.	154,000	4,599
Netherlands (8.0%)
Reed Elsevier N.V.	388,969	7,388
Wolters Kluwer N.V.	248,439	7,376
		14,764
Spain (2.4%)
Altadis S.A.	61,674	4,339
Sweden (4.0%)
Swedish Match AB	353,441	7,349
Switzerland (5.1%)
Nestle S.A. (Registered)	11,476	5,155
Novartis A.G. (Registered)	74,855	4,131
		9,286
United Kingdom (36.5%)
British American Tobacco plc	451,830	16,196
Cadbury Schweppes plc	703,155	8,157
Diageo plc	217,614	4,782
Experian Group Ltd.	165,494	1,751
GlaxoSmithKline plc	199,202	5,286
Imperial Tobacco Group plc	216,519	9,928
Reckitt Benckiser plc	153,597	9,025
Unilever plc	189,933	6,004
WPP Group plc	434,181	5,881
		67,010
United States (28.7%)
Altria Group, Inc.	120,193	8,357
Brown-Forman Corp., Class B	59,071	4,425
Career Education Corp.	(a)132,239	3,702
Fortune Brands, Inc.	69,335	5,650
Harley-Davidson, Inc.	76,245	3,523
Kellogg Co.	94,381	5,285
Kimberly-Clark Corp.	59,938	4,211
New York Times Co. (The), Class A	141,942	2,805
Pfizer, Inc.	273,485	6,681
Scotts Miracle-Gro, Co. (The), Class A	99,458	4,252
Weight Watchers International, Inc.	67,000	3,857

		52,748
Total Common Stocks (Cost $143,914)		181,801
Short-Term Investment (0.6%)
United States (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity
Government Portfolio
— Institutional Class (Cost $1,136)	(b)1,136,167	1,136
Total Investments + (99.7%) (Cost $145,050)		182,937
Other Assets in Excess of Liabilities (0.3%)		553
Net Assets (100%)		$183,490

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $108,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $24,119,000 and $22,983,000, respectively.

+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $145,050,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $37,887,000 of which $43,296,000 related to appreciated securities and $5,409,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
Currency to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	13,070	$26,729	10/24/07	USD	26,793	$26,793	$64
USD	167	167	10/1/07	GBP	83	169	2
USD	63	62	10/2/07	GBP	31	63	1
		$26,958				$27,025	$67

GBP	— British Pound
USD	— United States Dollar

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.3%)
Australia (10.1%)
Centro Properties Group	169,287	$1,107
CFS Retail Property Trust	590,832	1,253
DB RREEF Trust	740,574	1,321
Goodman Group	450,585	2,763
GPT Group	535,651	2,424
Macquarie CountryWide Trust	286,300	505
Mirvac Group	190,714	922
Stockland Trust Group	451,677	3,607
Westfield Group	583,245	11,231
		25,133
Austria (0.5%)
Conwert Immobilien Invest A.G.	(a)25,942	480
Immofinanz Immobilien Anlagen A.G.	(a)53,635	669
		1,149
Canada (0.0%)
RioCan Real Estate Investment Trust REIT	3,000	75
Finland (0.4%)
Sponda Oyj	66,561	925
France (3.4%)
Fonciere Des Regions REIT	2,136	313
Gecina S.A. REIT	4,110	697
Klepierre REIT	19,523	1,120
Silic REIT	4,287	721
Unibail-Rodamco REIT	22,057	5,677
		8,528
Germany (0.5%)
Alstria Office A.G.	(a)37,781	700
IVG Immobilien A.G.	12,002	448
		1,148
Hong Kong (14.6%)
Agile Property Holdings Ltd.	49,000	103
China Aoyuan Property Group Ltd.	(a)61,000	41
China Overseas Land & Investment Ltd.	1,038,000	2,369
China Resources Land Ltd.	448,000	934
Guangzhou R&F Properties Co., Ltd.	353,200	1,667
Hang Lung Properties Ltd.	150,000	671
Henderson Land Development Co., Ltd.	352,000	2,791
Hongkong & Shanghai Hotels (The)	226,000	401
Hongkong Land Holdings Ltd.	1,011,000	4,570
Hopson Development Holdings Ltd.	99,000	330
Hysan Development Co., Ltd.	585,038	1,622
Kerry Properties Ltd.	410,000	3,149
KWG Property Holdings Ltd.	(a)282,000	517
New World China Land Ltd.	920,800	882

New World Development Ltd.	699,768	1,935
Shimao Property Holdings Ltd.	524,000	1,594
Sino Land Co.	348,000	866
Sino-Ocean Land Holdings Ltd.	(a)109,000	154
Sun Hung Kai Properties Ltd.	611,000	10,296
Swire Pacific Ltd., Class A	94,000	1,140
		36,032
Italy (0.7%)
Aedes S.p.A.	16,141	109
Beni Stabili S.p.A.	704,861	884
Risanamento S.p.A	(a)97,653	737
		1,730
Japan (14.4%)
Aeon Mall Co., Ltd.	2,400	73
BLife Investment Corp. REIT	28	122
Daibiru Corp.	16,100	203
Goldcrest Co., Ltd.	13,000	598
Japan Hotel and Resort, Inc. REIT	38	167
Japan Real Estate Investment Corp. REIT	72	865
KK DaVinci Advisors	(a)860	646
Mitsubishi Estate Co., Ltd.	365,000	10,455
Mitsui Fudosan Co., Ltd.	316,000	8,776
Mori Trust Sogo, Inc. REIT	8	95
Nippon Building Fund, Inc. REIT	146	2,123
Nomura Real Estate Office Fund, Inc. REIT	52	543
NTT Urban Development Corp.	831	1,722
Sumitomo Realty & Development Co., Ltd.	214,000	7,527
TOC Co., Ltd.	16,000	147
Tokyo Tatemono Co., Ltd.	61,000	778
Tokyu Land Corp.	90,000	903
		35,743
Netherlands (1.2%)
Corio N.V.	8,632	738
Eurocommercial Properties N.V. CVA	18,271	1,016
ProLogis European Properties	55,289	934
Vastned Retail N.V. REIT	1,603	129
Wereldhave N.V.	890	107
		2,924
Singapore (3.9%)
CapitaCommercial Trust REIT	305,800	585
CapitaLand Ltd.	398,000	2,184
CapitaMall Trust REIT	152,000	399
CapitaRetail China Trust REIT	(a)176,200	332
Macquarie MEAG Prime REIT	1,760,000	1,445
Mandarin Oriental International Ltd.	184,000	414
Suntec REIT	400,500	526
United Industrial Corp., Ltd.	1,572,000	3,238
Wheelock Properties S Ltd.	381,000	700
		9,823
Sweden (0.7%)
Castellum AB	34,878	434
Hufvudstaden AB, Class A	123,112	1,328
		1,762

Switzerland (0.2%)
PSP Swiss Property A.G.	(a)9,180	487
United Kingdom (10.1%)
Big Yellow Group plc REIT	20,161	206
British Land Co. plc REIT	197,234	4,730
Brixton plc REIT	179,920	1,334
Capital & Regional plc	62,800	946
Derwent London plc REIT	48,365	1,659
Grainger plc	48,437	443
Great Portland Estates plc REIT	94,980	1,161
Hammerson plc REIT	103,954	2,493
Land Securities Group plc REIT	140,092	4,821
Liberty International plc REIT	73,564	1,717
Mapeley Ltd.	3,200	138
Minerva plc	(a)164,437	761
Quintain Estates & Development plc	55,764	844
Segro plc REIT	189,760	1,939
Shaftesbury plc REIT	92,965	942
Unite Group plc	105,719	781
Warner Estate Holdings plc REIT	3,000	29
		24,944
United States (36.6%)
Acadia Realty Trust REIT	32,550	883
AMB Property Corp. REIT	34,370	2,056
Archstone-Smith Trust REIT	11,500	692
Assisted Living Concepts, Inc.	(a)73,660	673
AvalonBay Communities, Inc. REIT	31,820	3,757
Boston Properties, Inc. REIT	53,760	5,586
Brandywine Realty Trust REIT	69,043	1,747
BRE Properties, Inc. REIT	24,267	1,357
Brookfield Homes Corp.	2,185	41
Brookfield Properties Corp.	230,927	5,750
Camden Property Trust REIT	19,035	1,223
Cedar Shopping Centers, Inc. REIT	13,410	183
Cogdell Spencer, Inc. REIT	520	10
Colonial Properties Trust REIT	11,324	388
DCT Industrial Trust, Inc. REIT	24,900	261
DiamondRock Hospitality Co. REIT	41,275	719
Douglas Emmett, Inc. REIT	29,195	722
Duke Realty Corp. REIT	5,650	191
Eastgroup Properties, Inc. REIT	10,495	475
Equity Lifestyle Properties, Inc. REIT	(a)12,540	650
Equity One, Inc. REIT	1,762	48
Equity Residential REIT	153,464	6,501
Essex Property Trust, Inc. REIT	12,811	1,506
Federal Realty Investment Trust REIT	19,475	1,725
Forest City Enterprises, Inc., Class A	34,610	1,909
General Growth Properties, Inc. REIT	40,965	2,197
GMH Communities Trust REIT	130	1
Healthcare Realty Trust, Inc. REIT	80,110	2,136
Hersha Hospitality Trust REIT	22,465	222
Host Hotels & Resorts, Inc. REIT	264,055	5,925
Kilroy Realty Corp. REIT	18,885	1,145

LaSalle Hotel Properties REIT	10,080	424
Liberty Property Trust REIT	45,790	1,841
Macerich Co. (The) REIT	34,877	3,054
Mack-Cali Realty Corp. REIT	74,650	3,068
Maguire Properties, Inc. REIT	19,210	496
Mid-America Apartment Communities, Inc. REIT	12,260	611
Morgans Hotel Group Co.	(a)20,570	447
Parkway Properties, Inc. REIT	1,287	57
Post Properties, Inc. REIT	35,352	1,368
ProLogis REIT	19,535	1,296
PS Business Parks, Inc. REIT	1,830	104
Public Storage, Inc. REIT	32,076	2,523
Ramco-Gershenson Properties Trust REIT	10,600	331
Regency Centers Corp. REIT	39,495	3,031
Senior Housing Properties Trust REIT	21,930	484
Simon Property Group, Inc. REIT	83,110	8,311
SL Green Realty Corp. REIT	16,440	1,920
Sovran Self Storage, Inc. REIT	14,820	679
Starwood Hotels & Resorts Worldwide, Inc.	62,610	3,804
Strategic Hotels & Resorts, Inc. REIT	83,707	1,724
Taubman Centers, Inc. REIT	4,170	228
UDR, Inc. REIT	11,595	282
Vornado Realty Trust REIT	34,275	3,748
		90,510
Total Common Stocks (Cost $233,734)		240,913
Short-Term Investment (3.4%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (cost $8,429)	(b)8,429,290	8,429
Total Investments + (100.7%) (Cost $242,163)		249,342
Liabilities in Excess of Other Assets (-0.7%)		(1,776)
Net Assets (100%)		$247,566

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $212,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $81,682,000 and $73,253,000, respectively.

@	Value is less than $500.
CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $242,163,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $7,179,000 of which $17,810,000 related to appreciated securities and $10,631,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency							Unrealized
to				In Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	41	$59	10/1/07	GBP	29	$59	$ @—
JPY	6,584	57	10/1/07	USD	57	57	@—
JPY	7	@—	10/2/07	USD	@—	@—	@—
SGD	154	104	10/2/07	USD	104	104	@—
USD	37	37	10/2/07	AUD	43	38	1
USD	663	663	10/2/07	HKD	5,143	662	(1)
USD	151	151	10/1/07	JPY	17,373	151	@—
USD	41	41	10/1/07	SGD	61	41	@—
		$1,112				$1,112	$ @—

AUD	— Australian Dollar
EUR	— Euro
GBP	— Great Britain Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SGD	— Singapore Dollar
USD	— United States Dollar

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.2%)
Australia (2.0%)
Boral Ltd.	86,642	$553
Foster’s Group Ltd.	114,204	662
Goodman Fielder Ltd.	477,414	1,093
		2,308
France (6.8%)
BNP Paribas S.A.	27,223	2,979
Lafarge S.A.	11,007	1,705
Sanofi-Aventis S.A.	14,705	1,245
Total S.A.	23,488	1,910
		7,839
Germany (3.0%)
Bayerische Motoren Werke A.G.	19,932	1,286
DaimlerChrysler A.G.	21,891	2,205
		3,491
Ireland (2.1%)
Bank of Ireland	51,362	952
Kerry Group plc, Class A	51,677	1,533
		2,485
Italy (1.1%)
ENI S.p.A.	35,225	1,305
Japan (10.2%)
Astellas Pharma, Inc.	18,800	902
Canon, Inc.	28,300	1,545
Kao Corp.	55,000	1,642
Keihin Corp.	77,800	1,480
Kuraray Co., Ltd.	44,500	564
Mitsui Sumitomo Insurance Co., Ltd.	75,000	881
Nissan Motor Co., Ltd.	117,200	1,174
Sankyo Co., Ltd.	30,400	1,231
Sumitomo Electric Industries Ltd.	81,500	1,298
Takeda Pharmaceutical Co., Ltd.	15,900	1,118
		11,835
Netherlands (4.2%)
Aegon N.V.	77,429	1,483
Koninklijke Philips Electronics N.V.	13,506	610
Unilever N.V. CVA	58,866	1,817
Wolters Kluwer N.V.	32,213	956
		4,866
Norway (1.5%)
Statoil A.S.A.	51,738	1,763
Singapore (0.8%)
ComfortDelgro Corp., Ltd.	699,000	913
South Korea (0.9%)
SK Telecom Co., Ltd. ADR	33,454	994

Spain (3.5%)
Banco Bilbao Vizcaya Argentaria S.A.	74,024	1,735
Telefonica S.A.	84,425	2,363
		4,098
Sweden (1.0%)
Telefonaktiebolaget LM Ericsson, Class B	296,961	1,189
Switzerland (2.2%)
Novartis A.G. (Registered)	7,944	438
Syngenta A.G. (Registered)	5,668	1,222
UBS A.G. (Registered)	15,638	841
		2,501
Taiwan (0.6%)
Chunghwa Telecom Co., Ltd. ADR	38,501	711
United Kingdom (20.0%)
Barclays plc	132,343	1,612
Cadbury Schweppes plc	229,691	2,665
GlaxoSmithKline plc	93,184	2,473
Imperial Tobacco Group plc	55,799	2,558
Old Mutual plc	394,221	1,293
Reed Elsevier plc	112,510	1,423
Rolls-Royce Group plc	(a)160,137	1,712
Royal Bank of Scotland Group plc	176,601	1,897
Royal Dutch Shell plc ADR	31,113	2,557
Vodafone Group plc	376,014	1,358
WM Morrison Supermarkets plc	335,305	1,936
WPP Group plc	119,407	1,617
		23,101
United States (38.3%)
Alcoa, Inc.	23,460	918
Altria Group, Inc.	53,399	3,713
American Electric Power Co., Inc.	13,178	607
American International Group, Inc.	20,527	1,389
Arrow Electronics, Inc.	(a)31,537	1,341
AT&T, Inc.	17,819	754
Bank of New York Mellon Corp. (The)	36,248	1,600
Chevron Corp.	25,211	2,359
Citigroup, Inc.	40,523	1,891
Covidien Ltd.	(a)26,948	1,118
Dominion Resources, Inc.	13,114	1,106
EMC Corp.	(a)76,498	1,591
Freddie Mac	35,985	2,123
Hewlett-Packard Co.	26,641	1,326
Illinois Tool Works, Inc.	21,130	1,260
Ingersoll-Rand Co., Ltd., Class A	24,327	1,325
International Business Machines Corp.	24,217	2,853
Marsh & McLennan Cos., Inc.	53,438	1,363
Merrill Lynch & Co., Inc.	25,276	1,802
Peabody Energy Corp.	26,718	1,279
Pentair, Inc.	21,215	704
Pfizer, Inc.	59,712	1,459
Schering-Plough Corp.	41,538	1,314
Travelers Cos, Inc. (The)	10,034	505
Tyco International Ltd.	17,986	797

UnitedHealth Group, Inc.	44,305	2,146
Verizon Communications, Inc.	25,987	1,151
Viacom, Inc., Class B	(a)11,771	459
Weyerhaeuser Co.	7,718	558
Wyeth	41,399	1,844
XL Capital Ltd., Class A	20,449	1,620
		44,275
Total Common Stocks (Cost $90,485)		113,674
Investment Company (0.8%)
Ireland (0.8%)
iShares MSCI World Index Fund (Cost $886)	27,185	947
Short-Term Investment (0.7%)
United States (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $768)	(b)768,171	768
Total Investments + (99.7%) (Cost $92,139)		115,389
Other Assets in Excess of Liabilities (0.3)%		350
Net Assets (100%)		$115,739

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $17,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $19,466,000 and $18,698,000, respectively.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $92,139,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $23,250,000 of which $24,094,000 related to appreciated securities and $844,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
Currency to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	2,475	$5,055	12/14/07	USD	5,022	$5,022	$(33)

GBP	— British Pound
USD	— United States Dollar

The Universal Institutional Funds, Inc.
High Yield Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2007 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (95.5%)
Aerospace (1.2%)
DAE Aviation Holdings, Inc.,
11.25%, 8/1/15	$	(a)110	$116
Hexcel Corp.,
6.75%, 2/1/15		(b)395	392
			508
Broadcasting (0.9%)
LIN Television Corp.,
6.50%, 5/15/13		(b)130	127
6.50%, 5/15/13		95	93
Univision Communications, Inc. PIK,
9.75%, 3/15/15		(a)(b)175	172
			392
Cable (4.4%)
Cablevision Systems Corp.,
9.82%, 4/1/09		(c)480	497
Charter Communications Holdings, LLC,
10.25%, 9/15/10		110	113
Charter Communications Holdings I, LLC,
11.00%, 10/1/15		156	158
Echostar DBS Corp.,
6.38%, 10/1/11		460	463
Intelsat Bermuda Ltd.,
8.89%, 1/15/15		(c)200	203
Intelsat Corp.,
9.00%, 8/15/14		52	54
Intelsat Subsidiary Holding Co., Ltd.,
8.63%, 1/15/15		(b)350	359
NTL Cable plc,
8.75%, 4/15/14		(b)60	62
			1,909
Chemicals (6.4%)
Berry Plastics Holding Corp.,
8.88%, 9/15/14		(b)510	524
Equistar Chemicals, LP/Equistar Funding Corp.,
10.13%, 9/1/08		155	161
10.63%, 5/1/11		77	81
Innophos Holdings, Inc.,
9.50%, 4/15/12		(a)150	151
Innophos, Inc.,
8.88%, 8/15/14		235	234
Koppers Holdings, Inc.,

Zero Coupon, 11/15/14		(d)210	181
Koppers, Inc.,
9.88%, 10/15/13		160	170
Nalco Co.,
7.75%, 11/15/11		(b)230	236
8.88%, 11/15/13		(b)330	348
Rockwood Specialties Group, Inc.,
7.63%, 11/15/14	EUR	105	150
Terra Capital, Inc.,
7.00%, 2/1/17		$270	264
Westlake Chemical Corp.,
6.63%, 1/15/16		(b)265	253
			2,753
Collateralized Mortgage Obligations — Non Agency Collateral Series (2.3%)
Bear Stearns Structured Products, Inc.,
IO
1.41%, 7/27/36		(a)4,100	119
1.45%, 4/25/37		(a)3,660	114
1.46%, 3/27/36		(a)3,670	111
1.57%, 1/27/37		(a)2,996	100
2.02%, 5/25/37		(a)4,187	140
Countrywide Alternative Loan Trust,
IO
1.90%, 4/25/47		(a)2,480	98
2.37%, 2/25/47		(a)2,690	94
Residential Accredit Loans, Inc.,
2.80%, 4/25/47		(a)2,001	80
2.75%, 5/25/47		(a)3,174	135
			991
Consumer Products (1.2%)
Jarden Corp.,
7.50%, 5/1/17		(b)325	316
Oxford Industries, Inc.,
8.88%, 6/1/11		205	208
			524
Diversified Media (4.1%)
CanWest Media, Inc.,
8.00%, 9/15/12		503	496
Dex Media East, LLC/Dex Media East Finance Co.,
12.13%, 11/15/12		147	157
Dex Media West, LLC/Dex Media Finance Co.,
9.88%, 8/15/13		219	234
Idearc, Inc.,
8.00%, 11/15/16		400	401
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14		190	171
Valassis Communications, Inc.,
8.25%, 3/1/15		(b)350	306
			1,765
Energy (9.8%)
Chaparral Energy, Inc.,

8.50%, 12/1/15	400	377
8.88%, 2/1/17	(a)(b)60	57
CHC Helicopter Corp.,
7.38%, 5/1/14	570	544
Chesapeake Energy Corp.,
6.63%, 1/15/16	150	150
7.50%, 9/15/13	115	119
CIE Generale de Geophysique,
7.50%, 5/15/15	(b)185	191
Cimarex Energy Co.,
7.13%, 5/1/17	85	85
Hilcorp Energy I, LP/Hilcorp Finance Co.,
7.75%, 11/1/15	(a)(b)565	555
Husky Oil Co.,
8.90%, 8/15/28	(c)325	336
Knight, Inc.,
6.50%, 9/1/12	(b)430	428
Massey Energy Co.,
6.88%, 12/15/13	525	492
Pacific Energy Partners, LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14	270	277
Pogo Producing Co.,
6.88%, 10/1/17	(b)395	399
Sandridge Energy,
8.63%, 4/1/15	245	243
		4,253
Financial (0.5%)
Capmark Financial Group, Inc.,
6.30%, 5/10/17	(a)30	26
5.88%, 5/10/12	(a)60	55
Ucar Finance, Inc.,
10.25%, 2/15/12	128	134
		215
Food and Drug (1.5%)
CA FM Lease Trust,
8.50%, 7/15/17	(a)179	195
Delhaize America, Inc.,
9.00%, 4/15/31	70	84
Rite Aid Corp.,
8.13%, 5/1/10	260	262
SUPERVALU, Inc.,
7.50%, 5/15/12	115	119
		660
Food/Tobacco (3.4%)
Constellations Brands, Inc.,
7.25%, 5/15/17	(a)185	186
Michael Foods, Inc.,
8.00%, 11/15/13	230	231
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	245	250
Reynolds American, Inc.,

6.50%, 7/15/10	260	268
Smithfield Foods, Inc.,
7.00%, 8/1/11	360	366
7.63%, 2/15/08	(b)160	161
		1,462
Forest Products (5.9%)
Berry Plastics Holding Corp.,
10.25%, 3/1/16	235	232
Crown Americas, LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13	385	397
Georgia Pacific Corp.,
7.13%, 1/15/17	(a)305	297
Graham Packaging Co., Inc.,
8.50%, 10/15/12	85	85
9.88%, 10/15/14	(b)340	338
Graphic Packaging International Corp.,
9.50%, 8/15/13	(b)400	413
Owens-Illinois, Inc.,
7.50%, 5/15/10	(b)435	440
7.35%, 5/15/08	245	247
P.H. Glatfelter Co.,
7.13%, 5/1/16	95	95
		2,544
Gaming/Leisure (6.3%)
Host Marriott, LP,
6.38%, 3/15/15	(b)140	138
7.13%, 11/1/13	(b)255	258
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14	580	522
Las Vegas Sands Corp.,
6.38%, 2/15/15	460	448
MGM Mirage,
6.00%, 10/1/09	690	688
Station Casinos, Inc.,
6.00%, 4/1/12	555	530
7.75%, 8/15/16	(b)135	134
		2,718
Health Care (9.3%)
Community Health Systems, Inc.,
8.88%, 7/15/15	(a)225	232
DaVita, Inc.,
6.63%, 3/15/13	275	274
Fisher Scientific International, Inc.,
6.13%, 7/1/15	265	261
FMC Finance III S.A.,
6.88%, 7/15/17	(a)(b)275	275
Fresenius Medical Care Capital Trust II,
7.88%, 2/1/08	555	558
Fresenius Medical Care Capital Trust IV,
7.88%, 6/15/11	250	261
HCA, Inc.,

5.75%, 3/15/14	225	189
6.25%, 2/15/13	220	195
6.50%, 2/15/16	(b)190	162
8.70%, 2/10/10	160	163
8.75%, 9/1/10	125	127
9.13%, 11/15/14	(a)15	16
Invacare Corp.,
9.75%, 2/15/15	60	60
National Mentor Holdings, Inc.,
11.25%, 7/1/14	235	249
Omnicare, Inc.,
6.75%, 12/15/13	295	276
6.88%, 12/15/15	90	84
Sun Healthcare Group, Inc.,
9.13%, 4/15/15	(a)(b)195	200
Tenet Healthcare Corp.,
7.38%, 2/1/13	165	141
9.88%, 7/1/14	(b)105	97
Warner Chilcott Corp.,
8.75%, 2/1/15	(b)191	199
		4,019
Housing (2.3%)
Goodman Global Holdings, Inc.,
8.36%, 6/15/12	(c)75	74
Interface, Inc.,
9.50%, 2/1/14	350	368
10.38%, 2/1/10	95	101
Nortek, Inc.,
8.50%, 9/1/14	430	375
Realogy Corp.,
10.50%, 4/15/14	(a)(b)115	98
		1,016
Information Technology (3.6%)
Freescale Semiconductor, Inc.,
8.88%, 12/15/14	340	330
Iron Mountain, Inc.,
8.63%, 4/1/13	435	443
Nortel Networks Corp. (Convertible),
4.25%, 9/1/08	(b)325	320
Rhythms Netconnections, Inc.,
13.88%, 5/15/08	(e)(f)(g)844	@—
14.00%, 2/15/10	(e)(f)(g)481	@—
Sungard Data Systems, Inc.,
9.13%, 8/15/13	280	292
Vangent, Inc.,
9.63%, 2/15/15	(a)195	183
		1,568
Manufacturing (2.7%)
Baldor Electric Co.,
8.63%, 2/15/17	(b)105	110

Johnsondiversey, Inc.,
9.63%, 5/15/12		(b)244	249
9.63%, 5/15/12	EUR	112	163
Propex Fabrics, Inc.,
10.00%, 12/1/12		$280	214
RBS Global, Inc./Rexnord Corp.,
9.50%, 8/1/14		(b)405	421
			1,157
Metals (2.7%)
Foundation PA Coal Co.,
7.25%, 8/1/14		105	103
Freeport-McMoran Copper & Gold, Inc.,
8.38%, 4/1/17		200	219
Novelis, Inc.,
7.25%, 2/15/15		615	597
SGL Carbon Luxembourg S.A.,
8.50%, 2/1/12	EUR	(a)165	248
			1,167
Mortgages - Other (1.9%)
American Home Mortgage Assets,
5.43%, 6/25/47	$	(c)123	110
Countrywide Alternative Loan Trust,
5.65%, 10/25/46		(c)150	101
5.83%, 2/25/36		(c)100	90
Harborview Mortgage Loan Trust,
5.70%, 8/21/36		(c)150	103
6.20%, 1/19/36		(c)148	130
Lehman XS Trust,
6.13%, 3/25/47		(c)200	163
Luminent Mortgage Trust,
5.49%, 7/25/36		(c)174	138
			835
Retail (1.6%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12		260	269
Phillips - Van Heusen,
7.25%, 2/15/11		225	228
SUPERVALU, Inc.,
7.50%, 11/15/14		175	179
			676
Service (1.8%)
Allied Waste North America, Inc.,
6.38%, 4/15/11		(b)255	257
7.88%, 4/15/13		(b)285	296
Aramark Corp.,
8.50%, 2/1/15		(b)75	77
8.86%, 2/1/15		(c)20	20
Aramark Services, Inc.,
5.00%, 6/1/12		150	133
			783

Sovereign (0.5%)
Mexican Bonos,
9.50%, 12/18/14	MXN	2,095	209
Telecommunications (3.4%)
Axtel S.A.B. de C.V.,
11.00%, 12/15/13	$	(b)273	297
Citizens Communications Co.,
6.25%, 1/15/13		115	113
Esprit Telecom Group plc,
11.00%, 6/15/08	EUR	(e)(f)(g)307	@—
Exodus Communications, Inc.,
11.63%, 7/15/10	$	(e)(f)(g)430	@—
Nordic Telephonen Co. Holdings A.p.S.,
8.88%, 5/1/16		(a)110	116
Qwest Communications International, Inc.,
9.06%, 2/15/09		(b)(c)257	261
Qwest Corp.,
5.63%, 11/15/08		100	100
TDC AS,
6.50%, 4/19/12	EUR	90	128
Wind Acquisition Finance S.A.,
10.75%, 12/1/15	$	(a)310	345
Windstream Corp.,
8.13%, 8/1/13		105	111
			1,471
Transportation (8.7%)
ArvinMeritor, Inc.,
8.75%, 3/1/12		(b)330	338
Asbury Automotive Group, Inc.,
7.63%, 3/15/17		(a)140	130
Ford Motor Credit Co.,
5.80%, 1/12/09		335	324
7.00%, 10/1/13		340	308
7.25%, 10/25/11		365	342
General Motors Acceptance Corp., LLC,
4.38%, 12/10/07		(b)360	358
6.88%, 9/15/11		545	519
General Motors Corp.,
7.13%, 7/15/13		(b)145	133
8.38%, 7/15/33		(b)185	163
Penske Auto Group, Inc.,
7.75%, 12/15/16		(b)250	241
Petro Stopping Centers, LP/Petro Financial Corp.,
9.00%, 2/15/12		440	462
Sonic Automotive, Inc.,
8.63%, 8/15/13		(b)445	442
			3,760
Utilities (8.0%)
AES Corp. (The),
7.75%, 3/1/14		(b)240	245
8.88%, 2/15/11		30	31
9.00%, 5/15/15		(a)285	301
9.38%, 9/15/10		40	42

Colorado Interstate Gas Co.,
6.80%, 11/15/15	(b)500	520
Dynegy Holdings, Inc.,
7.75%, 6/1/19	(a)240	231
Intergen N.V.,
9.00%, 6/30/17	(a)(b)250	264
Ipalco Enterprises, Inc.,
8.38%, 11/14/08	250	256
8.63%, 11/14/11	85	90
Ormat Funding Corp.,
8.25%, 12/30/20	432	442
PSEG Energy Holdings, LLC,
8.63%, 2/15/08	140	141
Reliant Energy, Inc.,
7.88%, 6/15/17	230	233
Williams Cos., Inc.,
7.88%, 9/1/21	590	645
		3,441
Wireless Communications (1.1%)
American Tower Corp.,
7.13%, 10/15/12	240	247
7.50%, 5/1/12	230	237
		484
Total Fixed Income Securities (Cost $42,777)		41,280
	Shares
Common Stock (0.0%)
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(h)329	@—
XO Holdings, Inc.	(h)284	1
		1
Utilities (0.0%)
PNM Resources, Inc.	60	2
Total Common Stocks (Cost $573)		3
	No. of
	Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
3/08 @ $94.50	(h)57	2
3/08 @ $94.75	(h)42	4
Total Put Options Purchased (Cost $17)		6
	No. of
	Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(h)570	@—
XO Holdings, Inc., Series B, expiring 1/16/10	(h)426	@—
XO Holdings, Inc., Series C, expiring 1/16/10	(h)426	@—
		@—
Utilities (0.0%)
SW Acquisition, LP, expiring 4/1/11	(h)(f)(g)1	@—
Total Warrants (Cost $@—)		@—

		Face
		Amount
		(000)
Short-Term Investments (25.9%)
Short-Term Debt Securities Held as Collateral on Loaned Securties (23.0%)
AIG Match Funding Corp.,
5.73%, 10/1707	$	(c)405	405
Alliance & Leicester plc,
5.83%, 10/9/07		(c)288	288
Bancaja,
5.36%, 10/19/07		145	145
Bank of New York Co., Inc.,
5.82%, 10/10/07		(c)144	144
BASF AG,
5.36%, 10/22/07		(c)144	144
BNP Paribas plc,
5.50%, 11/19/07		(c)288	288
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07		577	577
Canadian Imperial Bank of Commerece, New York,
4.92%, 10/1/07		(c)288	288
CC USA, Inc.,
4.68%, 10/1/07		(c)144	144
CIT Group Holdings.,
5.38%, 10/18/07		(c)520	520
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07		1,144	1,144
Credit Suisse First Boston, New York,
4.82%, 10/1/07		(c)288	288
First Tennessee Bank,
5.76%, 10/17/07		(c)144	144
5.77%, 10/17/07		(c)577	577
Goldman Sachs Group, Inc.,
5.37%, 10/1/07		271	271
5.82%, 10/15/07		(c)144	144
HSBC Finance Corp.,
5.81%, 10/9/07		(c)144	144
IBM Corp.,
5.79%, 10/9/07		577	577
Macquarie Bank Ltd.,
5.17%, 10/22/07		(c)288	288
Marshall & IIsley Bank,
5.37%, 12/17/07		289	289
Metropolitan Life Global Funding,
5.13%, 10/22/07		(c)433	433
National Bank of Canada,
5.66%, 10/2/07		(c)577	577
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07		(c)577	577
Nationwide Building Society,
5.28%, 12/28/07		335	335

Societe Generale, New York,
5.11%, 10/31/07	(c)693	693
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(c)317	317
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(c)202	202
		9,943
	Shares
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(i)1,161,526	1,162
	Face
	Amount
	(000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill
3.82%, 1/10/08	(j)(k)100	99
Total Short-Term Investments (Cost $11,204)		11,204
Total Investments + (121.4%) (Cost $54,571) —
Including $9,834 of Securites Loaned		52,493
Liabilities in Excess of Other Assets (-21.4%)		(9,259)
Net Assets (100%)		$43,234

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid.
(b)

All or a portion of security on loan at September 30, 2007. The Portfolio had loaned securities with a total value of $9,834,000. This was secured by collateral of $9,943,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(c)	Variable/Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(e)	Issuer is in default.
(f)	Security has been deemed illiquid at September 30, 2007.
(g)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets.
(h)	Non-income producing security.
(i)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as interest from affiliates and totaled $23,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $10,248,000 and $9,086,000 respectively.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Rate shown is the Yield to Maturity at September 30, 2007.
EUR	Euro

MXN	Mexican Peso
PIK	Payment-in-Kind
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $54,571,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,078,000 of which $934,000 related to appreciated securities and $3,012,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

				In			Net Unrealized
Currency to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	371	$529	10/31/07	USD	508	$507	$(22)
EUR	244	348	10/31/07	USD	334	334	(14)
USD	191	191	10/31/07	EUR	140	199	8
		$1,068				$1,040	$(28)

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	31	$6,418	Dec-07	$28
U.S. Treasury
5 yr. Note	9	963	Dec-07	7
U.S. Treasury
10 yr. Note	17	1,858	Dec-07	17
Short:
EuroDollar
CME	5	1,189	Dec-07	(5)
EuroDollar
CME	3	716	Mar-08	(5)
EuroDollar
CME	1	239	June-08	(2)
EuroDollar
CME	2	478	Sept-08	(4)
EuroDollar
CME	1	239	Dec-08	(2)
EuroDollar
CME	1	239	Mar-09	(2)
EuroDollar
CME	1	239	June-09	(1)
U.S. Treasury
Long Bond	36	4,009	Dec-07	@—
				$31

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) at period end:

					Unrealized
		Notional			Appreciation
	Buy/ Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
JPMorgan Chase
Dow Jones CDX North America High Yield Index, Series 8	Sell	1,330	2.75%	6/20/12	$55

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) at period end:

		Pay/				Unrealized
		Receive			Notional	Appreciation
		Floating	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	(000)
	Dow Jones CDX North
	America High Yield
JPMorgan Chase	Index, Series 8	Pay	5.43%	8/20/17	$3,000	$51
	3 mo. LIBOR	Pay	5.36%	8/24/17	2,500	29
						$80

LIBOR  —  London Inter Bank Offer Rate

The Universal Institutional Funds, Inc.

International Growth Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (99.3%)
Australia (2.7%)
BHP Billiton Ltd.	25,607	$1,012
Austria (3.3%)
Andritz AG	8,733	604
Erste Bank der Oesterreichischen Sparkassen AG	8,729	665
		1,269
Canada (1.6%)
EnCana Corp.	9,800	606
Egypt (1.4%)
Orascom Construction Indus	3,087	523
Finland (4.2%)
Fortum Oyj	15,568	572
Kone Oyj, Class B	8,499	620
Neste Oil Oyj	10,529	385
		1,577
France (10.2%)
AXA S.A.	15,425	690
BNP Paribas S.A.	4,485	491
Cie Generale d’Optique Essilor International S.A.	9,481	595
LVMH Moet Hennessy Louis Vuitton S.A.	3,285	394
Schneider Electric S.A.	3,689	466
Total S.A.	10,131	823
Vallourec	1,434	413
		3,872
Germany (8.0%)
Celesio AG	7,405	467
Continental AG	5,528	765
E.ON AG	4,528	837
SAP AG	7,501	439
SGL Carbon AG	(a)9,210	528
		3,036
Greece (3.6%)
Coca Cola Hellenic Bottling Co. S.A.	11,594	670
National Bank of Greece S.A.	11,226	715
		1,385
Hong Kong (8.0%)
Bank of East Asia Ltd.	84,400	473
China Resources Power Holdings Co.	202,000	628
CNOOC Ltd.	395,900	665
Esprit Holdings Ltd.	45,300	720
Parkson Retail Group Ltd.	61,800	557
		3,043
India (3.0%)
Bharti Airtel Ltd.	(a)(b)21,273	512
ICICI Bank Ltd. ADR	11,700	617
		1,129

Ireland (3.3%)
Allied Irish Banks plc	19,106	463
Anglo Irish Bank Corp. plc	21,840	413
CRH plc	9,815	390
		1,266
Israel (1.2%)
Teva Pharmaceutical Industries Ltd. ADR	10,400	462
Italy (1.0%)
Lottomatica S.p.A.	10,876	393
Japan (11.9%)
Canon, Inc.	9,000	491
Daiwa Securities Group, Inc.	33,000	314
Kobe Steel Ltd.	103,000	385
Kubota Corp.	42,000	346
Sharp Corp.	22,000	399
Shin-Etsu Chemical Co., Ltd.	5,500	380
Sony Corp.	8,100	393
Sumitomo Realty & Development Co., Ltd.	16,000	563
Terumo Corp.	9,100	460
Toray Industries, Inc.	50,000	397
Toyota Motor Corp.	6,300	372
		4,500
Luxembourg (1.2%)
Millicom International Cellular S.A.	(a)5,300	445
Mexico (2.5%)
America Movil S.A.B. de C.V., Class L ADR	7,500	480
Wal-Mart de Mexico S.A. de C.V. ADR	13,000	477
		957
Netherlands (2.9%)
ING Groep N.V. CVA	16,546	734
Reed Elsevier N.V.	18,318	348
		1,082
Norway (2.7%)
Telenor A.S.A.	(a)31,015	621
TGS Nopec Geophysical Co. A.S.A.	(a)19,754	405
		1,026
Portugal (1.2%)
Banco Espirito Santo	20,525	465
Singapore (4.0%)
DBS Group Holdings Ltd.	35,000	509
Keppel Corp. Ltd.	104,000	1,008
		1,517
Spain (1.1%)
Banco Popular Espanol S.A.	24,711	425
Sweden (2.3%)
Getinge AB, Class B	20,306	492
Telefonaktiebolaget LM Ericsson, Class B	91,752	367
		859
Switzerland (8.2%)
ABB Ltd. (Registered)	31,864	839
EFG International (Registered)	11,941	562
Nestle S.A. (Registered)	1,309	588
Novartis A.G. (Registered)	6,141	339
Roche Holding A.G.	2,128	386

SGS S.A.	357	408
		3,122
Taiwan (1.3%)
Delta Electronics, Inc.	125,000	485
United Kingdom (8.5%)
Barclays plc	34,718	423
Capita Group plc	30,893	458
Prudential plc	30,098	463
Reckitt Benckiser plc	9,238	543
Royal Bank of Scotland Group plc	35,947	386
SABMiller plc	16,698	475
Tesco plc	52,360	470
		3,218
Total Common Stocks (Cost $34,567)		37,674
Short-Term Investment (5.9%)
Investment Company (5.9%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $2,226)	(c)2,225,877	2,226
Total Investments + (105.2%) (Cost $36,793)		39,900
Liabilities in Excess of Other Assets (-5.2%)		(1,957)
Net Assets (100%)		$37,943

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities valued at $512,000, representing 1.3% of net assets.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $30,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $15,270,000 and $13,044,000, respectively.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $36,793,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,107,000 of which $3,507,000 related to appreciated securities and $400,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

International Magnum Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (94.8%)
Australia (3.8%)
Australia & New Zealand Banking Group Ltd.	16,640	$438
BHP Billiton Ltd.	117,800	4,657
QBE Insurance Group Ltd.	18,750	562
Rio Tinto Ltd.	12,950	1,244
Tattersall’s Ltd.	118,000	416
Wesfarmers Ltd.	14,250	531
Westpac Banking Corp.	18,650	472
		8,320
Austria (2.2%)
Andritz AG	28,428	1,964
Erste Bank der Oesterreichischen Sparkassen AG	28,414	2,165
Telekom Austria AG	22,006	576
		4,705
Belgium (0.4%)
Umicore	3,755	897
Canada (0.6%)
EnCana Corp.	20,800	1,286
Egypt (0.5%)
Orascom Construction Industries GDR	6,603	1,119
Finland (2.4%)
Fortum Oyj	50,715	1,861
Kone Oyj, Class B	27,662	2,018
Neste Oil Oyj	34,272	1,255
		5,134
France (9.6%)
AXA S.A.	50,212	2,247
BNP Paribas	27,865	3,049
Cie Generale d’Optique Essilor International S.A.	30,863	1,936
Electricite de France	12,122	1,282
Lafarge S.A.	7,757	1,202
LVMH Moet Hennessy Louis Vuitton S.A.	10,694	1,282
Renault S.A.	4,780	693
Sanofi-Aventis	14,542	1,231
Schneider Electric S.A.	20,771	2,624
Suez S.A.	22,607	1,331
Total S.A.	32,980	2,682
Vallourec	4,669	1,345
		20,904
Germany (8.4%)
Allianz AG (Registered)	6,800	1,589
Bayerische Motoren Werke AG	15,355	990
Celesio AG	24,104	1,521
Commerzbank AG	26,020	1,053
Continental AG	17,994	2,489
E.ON AG	14,740	2,725
MAN AG	10,341	1,505
Muenchener Rueckversicherungs AG (Registered)	7,421	1,426
SAP AG	24,416	1,429
SGL Carbon AG	(a)29,981	1,719
Siemens AG (Registered)	13,619	1,873
		18,319
Greece (3.1%)
Coca Cola Hellenic Bottling Co. S.A.	37,742	2,180
EFG Eurobank Ergasias S.A.	28,681	1,009
National Bank of Greece S.A.	56,768	3,618
		6,807

Hong Kong (5.3%)
Bank of East Asia Ltd.	262,600	1,473
Cheung Kong Holdings Ltd.	25,000	412
China Resources Power Holdings Co.	630,000	1,957
CNOOC Ltd.	1,288,000	2,164
Esprit Holdings Ltd.	179,200	2,847
Great Eagle Holdings Co.	106,000	402
Hang Seng Bank Ltd.	10,500	186
MTR Corp., Ltd.	122,000	363
New World Development Ltd.	138,000	382
Parkson Retail Group Ltd.	157,100	1,417
		11,603
India (1.0%)
Bharti Airtel Ltd.	(a)(b)45,637	1,099
ICICI Bank Ltd. ADR	20,600	1,086
		2,185
Ireland (1.9%)
Allied Irish Banks plc	59,453	1,441
Anglo Irish Bank Corp. plc	71,096	1,344
CRH plc	31,949	1,269
		4,054
Israel (0.4%)
Teva Pharmaceutical Industries Ltd. ADR	21,900	974
Italy (1.8%)
ENI S.p.A.	40,262	1,492
Lottomatica S.p.A.	35,404	1,280
UniCredito Italiano S.p.A.	142,140	1,216
		3,988
Japan (15.7%)
Amada Co., Ltd.	25,000	279
Astellas Pharma, Inc.	9,500	456
Canon, Inc.	40,800	2,227
Casio Computer Co., Ltd.	17,700	254
Dai Nippon Printing Co., Ltd.	15,000	214
Daicel Chemical Industries Ltd.	39,000	309
Daifuku Co., Ltd.	19,000	217
Daiichi Sankyo Co., Ltd.	14,800	444
Daikin Industries Ltd.	10,200	491
Daiwa Securities Group, Inc.	107,000	1,019
Denki Kagaku Kogyo KK	59,000	331
East Japan Railway Co.	37	292
FamilyMart Co., Ltd.	8,700	227
Fuji Machine Manufacturing Co., Ltd.	5,700	111
FUJIFILM Holdings, Corp.	9,600	444
Fujitec Co., Ltd.	10,000	66
Fujitsu Ltd.	57,000	403
Furukawa Electric Co., Ltd.	55,000	269
Hitachi Capital Corp.	12,400	156
Hitachi High-Technologies Corp.	6,000	137
Hitachi Ltd.	54,000	360
House Foods Corp.	7,500	131
Kaneka Corp.	27,000	227
Kobe Steel Ltd.	335,000	1,251
Kubota Corp.	137,000	1,128
Kurita Water Industries Ltd.	9,800	333
Kyocera Corp.	4,000	375
Kyudenko Corp.	12,000	68
Lintec Corp.	8,300	163
Maeda Road Construction Co., Ltd.	7,000	61
Matsushita Electric Industrial Co., Ltd.	27,000	506
Minebea Co., Ltd.	31,000	212
Mitsubishi Chemical Holdings Corp.	37,000	322
Mitsubishi Corp.	22,100	700
Mitsubishi Heavy Industries Ltd.	75,000	490
Mitsui Mining & Smelting Co., Ltd.	49,000	211

Mitsumi Electric Co., Ltd.	10,600	433
Nagase & Co., Ltd.	11,000	130
NEC Corp.	66,000	321
Nifco, Inc.	8,800	211
Nintendo Co., Ltd.	1,800	937
Nippon Meat Packers, Inc.	15,000	167
Nippon Sheet Glass Co., Ltd.	32,000	196
Nippon Steel Corp.	24,000	173
Nippon Telegraph & Telephone Corp.	46	215
Nissan Motor Co., Ltd.	46,400	465
Nissha Printing Co., Ltd.	2,700	78
Nisshinbo Industries, Inc.	13,000	181
Obayashi Corp.	38,000	176
Ono Pharmaceutical Co., Ltd.	5,400	290
Ricoh Co., Ltd.	23,000	487
Rinnai Corp.	1,900	57
Rohm Co., Ltd.	3,400	300
Ryosan Co., Ltd.	6,500	163
Sanki Engineering Co., Ltd.	7,000	42
Sanwa Shutter Corp.	27,000	151
Sekisui Chemical Co., Ltd.	34,000	249
Sekisui House Ltd.	19,000	239
Sharp Corp.	72,000	1,307
Shin-Etsu Chemical Co., Ltd.	18,000	1,244
Shin-Etsu Polymer Co., Ltd.	14,500	158
Sony Corp.	33,900	1,644
Sumitomo Realty & Development Co., Ltd.	51,000	1,794
Suzuki Motor Corp.	13,900	411
TDK Corp.	4,500	395
Teijin Ltd.	44,000	215
Terumo Corp.	29,500	1,490
Toho Co., Ltd.	4,800	95
Tokyo Electric Power Co., Inc.	4,800	121
Toray Industries, Inc.	164,000	1,302
Toshiba Corp.	73,000	682
Toyo Ink Manufacturing Co., Ltd.	23,000	78
Toyoda Gosei Co., Ltd.	3,500	127
Toyota Motor Corp.	31,900	1,883
Tsubakimoto Chain Co.	31,000	206
Yamaha Corp.	13,200	296
Yamaha Motor Co., Ltd.	10,500	268
		34,261
Luxembourg (0.4%)
Millicom International Cellular S.A.	(a)11,700	982
Mexico (1.0%)
America Movil S.A.B. de C.V., Class L ADR	16,367	1,047
Wal-Mart de Mexico S.A.B. de C.V. ADR	28,600	1,049
		2,096
Netherlands (2.0%)
ING Groep N.V. CVA	51,487	2,286
TNT N.V.	21,215	889
Wolters Kluwer N.V.	38,733	1,150
		4,325
Norway (1.9%)
Telenor A.S.A.	(a)136,933	2,743
TGS Nopec Geophysical Co., A.S.A.	(a)64,292	1,318
		4,061
Portugal (0.7%)
Banco Espirito Santo S.A. (Registered)	63,992	1,451
Singapore (2.9%)
CapitaCommercial Trust REIT	40,420	77
CapitaLand Ltd.	116,000	637
City Developments Ltd.	33,000	360
DBS Group Holdings Ltd.	108,000	1,570
Keppel Corp., Ltd.	337,000	3,267

Oversea-Chinese Banking Corp.	31,600	189
SembCorp Industries Ltd.	61,480	267
		6,367
Spain (2.1%)
Banco Bilbao Vizcaya Argentaria S.A.	59,199	1,388
Banco Popular Espanol S.A.	80,442	1,382
Telefonica S.A.	61,069	1,709
		4,479
Sweden (2.5%)
Getinge AB, Class B	66,214	1,603
Sandvik AB	59,637	1,280
Telefonaktiebolaget LM Ericsson, Class B	616,750	2,469
		5,352
Switzerland (9.4%)
ABB Ltd. (Registered)	103,725	2,732
Compagnie Financiere Richemont S.A., Class A	22,568	1,496
EFG International (Registered)	38,873	1,830
Nestle S.A. (Registered)	9,957	4,473
Nobel Biocare Holding A.G.	2,131	577
Novartis A.G. (Registered)	48,988	2,703
Roche Holding A.G. (Genusschein)	16,171	2,932
SGS S.A. (Registered)	1,162	1,327
UBS A.G. (Registered)	24,776	1,332
Zurich Financial Services A.G. (Registered)	3,728	1,118
		20,520
Taiwan (0.5%)
Delta Electronics, Inc.	265,000	1,027
United Kingdom (14.3%)
Anglo American plc	21,810	1,468
BAE Systems plc	126,348	1,276
Barclays plc	193,449	2,357
British American Tobacco plc	37,026	1,327
Capita Group plc	100,566	1,490
GlaxoSmithKline plc	61,630	1,635
HSBC Holdings plc	113,544	2,101
Imperial Tobacco Group plc	22,068	1,012
Man Group plc	64,384	729
Prudential plc	97,977	1,506
Reckitt Benckiser plc	29,774	1,750
Reed Elsevier plc	145,841	1,844
Rolls-Royce Group plc	(a)90,162	964
Royal Bank of Scotland Group plc	117,016	1,257
Royal Dutch Shell plc, Class A	72,246	2,981
SABMiller plc	54,355	1,548
Tesco plc	330,689	2,972
Vodafone Group plc	553,622	1,999
WM Morrison Supermarkets plc	138,582	800
		31,016
Total Common Stocks (Cost $156,835)		206,232
Preferred Stock (0.3%)
Germany (0.3%)
Fresenius SE (Cost $668)	8,243	641
Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $9,305)	(c)9,305,143	9,305
Total Investments + (99.4%) (Cost $166,808)		216,178
Other Assets in Excess of Liabilities (0.6%)		1,299
Net Assets (100%)		$217,477

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities valued at $1,099,000, representing 0.5% of net assets.
(c)	The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio

(the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $168,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $47,280,000 and $37,975,000, respectively.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $166,808,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $49,370,000 of which $51,285,000 related to appreciated securities and $1,915,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
Currency to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	1,150	$1,018	12/13/07	USD	963	$963	$(55)
EUR	711	1,015	12/13/07	USD	991	991	(24)
EUR	4,881	6,970	12/13/07	USD	6,805	6,805	(165)
EUR	2,055	2,934	12/13/07	USD	2,865	2,865	(69)
GBP	2,092	4,273	12/13/07	USD	4,239	4,239	(34)
GBP	1,145	2,339	12/13/07	USD	2,319	2,319	(20)
JPY	365,686	3,212	12/13/07	USD	3,239	3,239	27
JPY	414,051	3,637	12/13/07	USD	3,668	3,668	31
USD	87	87	12/13/07	AUD	104	92	5
USD	2,648	2,648	12/13/07	AUD	3,148	2,785	137
USD	1,137	1,137	12/13/07	AUD	1,353	1,197	60
USD	2,912	2,912	12/13/07	AUD	3,467	3,067	155
USD	5,262	5,262	12/13/07	EUR	3,773	5,387	125
USD	3,399	3,399	12/13/07	EUR	2,439	3,482	83
USD	739	739	12/13/07	EUR	530	757	18
USD	2,588	2,588	12/13/07	EUR	1,856	2,650	62
USD	447	447	12/13/07	EUR	316	451	4
USD	8,179	8,179	12/13/07	GBP	4,037	8,246	67
USD	1,029	1,029	12/13/07	GBP	508	1,037	8
USD	12,704	12,704	12/13/07	GBP	6,270	12,807	103
USD	1,357	1,357	12/13/07	GBP	669	1,368	11
USD	429	429	12/13/07	GBP	213	435	6
USD	11,635	11,635	12/13/07	JPY	1,313,074	11,533	(102)
USD	3,906	3,906	12/13/07	JPY	440,623	3,870	(36)
USD	163	163	12/13/07	JPY	18,385	162	(1)
USD	757	757	12/13/07	JPY	85,357	750	(7)
USD	315	315	12/13/07	JPY	35,568	313	(2)
USD	443	443	12/13/07	JPY	50,252	441	(2)
		$85,534				$85,919	$385

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (92.7%)
Advertising Agencies (2.9%)
Focus Media Holdings Ltd. ADR	(a)59,728	$3,466
Monster Worldwide, Inc.	(a)122,734	4,180
		7,646
Air Transport (3.5%)
Expeditors International Washington, Inc.	118,520	5,606
UAL Corp.	(a)79,702	3,709
		9,315
Biotechnology Research & Production (1.0%)
Illumina, Inc.	(a)52,747	2,736
Building: Cement (1.2%)
Texas Industries, Inc.	38,991	3,061
Casinos & Gambling (4.6%)
Wynn Resorts Ltd.	78,103	12,306
Communications Technology (2.3%)
Crown Castle International Corp.	(a)93,255	3,789
SAVVIS, Inc.	(a)58,118	2,254
		6,043
Computer Services Software & Systems (13.4%)
Autodesk, Inc.	(a)51,240	2,560
Baidu.com ADR	(a)23,144	6,704
Equinix, Inc.	(a)53,779	4,770
Global Payments, Inc.	85,770	3,793
Mastercard, Inc.	26,527	3,925
NHN Corp.	(a)18,736	4,336
Salesforce.com, Inc.	(a)74,123	3,804
Tencent Holdings Ltd.	866,000	5,592
		35,484
Diversified Financial Services (3.4%)
Calamos Asset Management, Inc., Class A	136,200	3,845
Forest City Enterprises, Inc., Class A	71,387	3,938
Freedom Acquisition Holding, Inc.	(a)116,029	1,305
		9,088
Drugs & Pharmaceuticals (1.9%)
Gen-Probe, Inc.	(a)75,389	5,019
Education Services (2.0%)
Apollo Group, Inc., Class A	(a)90,542	5,446
Electronics: Instruments Gauges & Meters (1.0%)
Itron, Inc.	(a)28,683	2,670
Energy — Miscellaneous (6.1%)
Southwestern Energy Co.	(a)132,787	5,557
Ultra Petroleum Corp.	(a)172,875	10,725
		16,282
Engineering & Contracting Services (2.1%)
Aecom Technology Corp.	(a)53,625	1,873
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	69,361	3,787
		5,660
Financial — Miscellaneous (1.8%)
Brown & Brown, Inc.	34,103	897
Moody’s Corp.	77,731	3,918

		4,815
Health Care Services (2.3%)
Stericycle, Inc.	(a)104,919	5,997
Homebuilding (1.6%)
Desarrolladora Homex S.A. de C.V. ADR	(a)40,381	2,241
NVR, Inc.	(a)4,206	1,978
		4,219
Hotel/Motel (0.8%)
Choice Hotels International, Inc.	57,503	2,166
Insurance: Property & Casualty (1.3%)
Alleghany Corp.	(a)8,307	3,373
Investment Management Company (2.1%)
Janus Capital Group, Inc.	194,564	5,502
Medical & Dental Instruments & Supplies (2.0%)
Techne Corp.	(a)82,884	5,228
Pollution Control & Environmental Services (2.8%)
Nalco Holding Co.	247,458	7,337
Radio & TV Broadcasters (3.6%)
Discovery Holding Co., Class A	(a)144,784	4,177
Grupo Televisa S.A. ADR	223,155	5,394
		9,571
Real Estate Investment Trusts (REIT) (1.4%)
Brookfield Asset Management, Inc., Class A	95,963	3,695
Restaurants (1.2%)
Wendy’s International, Inc.	90,288	3,152
Retail (6.5%)
Abercrombie & Fitch Co.	91,392	7,375
Autozone, Inc.	(a)27,661	3,212
Chipotle Mexican Grill, Inc., Class B	(a)30,034	3,214
Ctrip.com International Ltd. ADR	64,032	3,317
		17,118
Securities Brokerage & Services (1.6%)
Intercontinental Exchange, Inc.	(a)27,739	4,214
Services: Commercial (8.3%)
ChoicePoint, Inc.	(a)96,858	3,673
Corporate Executive Board Co.	96,503	7,164
Iron Mountain, Inc.	(a)120,921	3,685
Leucadia National Corp.	106,385	5,130
Weight Watchers International, Inc.	42,246	2,432
		22,084
Shipping (2.6%)
C.H. Robinson Worldwide, Inc.	128,204	6,960
Textile Apparel Manufacturers (1.0%)
Under Armor, Inc., Class A	(a)44,468	2,660
Utilities: Gas Pipelines (1.4%)
Questar Corp.	69,248	3,638
Utilities: Telecommunications (2.8%)
NII Holdings, Inc.	(a)91,675	7,531
Wholesalers (2.2%)
Li & Fung Ltd.	1,376,000	5,841
Total Common Stocks (Cost $206,412)		245,857
Investment Company (3.0%)
Aeroplan Income Fund (Cost $5,719)	353,923	7,917
Short-Term Investment (3.8%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $10,099)	(b)10,099,222	10,099

Total Investments + (99.5%) (Cost $222,230)	263,873
Assets in Excess of Other Liabilities (0.5%)	1,338
Net Assets (100%)	$265,211

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $169,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $62,817,000 and $52,718,000, respectively.

ADR	American Depositary Receipt
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $222,230,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $41,643,000 of which $47,118,000 related to appreciated securities and $5,475,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.3%)
Aluminum (1.4%)
Kaiser Aluminum Corp.	11,171	$788
Biotechnology Research & Production (3.0%)
Alnylam Pharmaceuticals, Inc.	(a)27,174	891
Illumina, Inc.	(a)14,190	736
		1,627
Building: Cement (2.0%)
Texas Industries, Inc.	14,182	1,113
Casinos & Gambling (0.3%)
Lakes Entertainment, Inc.	(a)18,619	177
Commercial Information Services (1.4%)
Viad Corp.	20,958	755
Communications & Media 0.7%
CKX, Inc.	(a)32,430	399
Communications Technology (2.9%)
Echelon Corp.	(a)19,815	496
GMarket, Inc. ADR	(a)21,586	506
GSI Commerce, Inc.	(a)23,099	614
		1,616
Computer Services Software & Systems (9.8%)
Bankrate, Inc.	(a)10,212	471
Blackboard, Inc.	(a)21,877	1,003
comScore, Inc.	(a)13,283	359
Equinix, Inc.	(a)15,539	1,378
Forrester Research, Inc.	(a)20,158	475
IHS, Inc., Class A	(a)22,791	1,287
Websense, Inc.	(a)22,402	442
		5,415
Consumer Electronics (0.8%)
CNET Networks, Inc.	(a)56,295	419
Consumer Staples — Miscellaneous (1.0%)
Peet’s Coffee & Tea, Inc.	(a)19,694	550
Diversified Financial Services (1.0%)
Endeavor Acquisition Corp.	(a)47,026	557
Education Services (6.3%)
Ambassadors Group, Inc.	31,699	1,208
Strayer Education, Inc.	13,505	2,277
		3,485
Electronics: Semi-Conductors/Components (1.1%)
Tessera Technologies, Inc.	(a)16,568	621
Electronics: Technology (2.2%)
Cogent Communications Group, Inc.	(a)51,066	1,192
Engineering & Contracting Services (2.9%)
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	28,768	1,571
Entertainment (3.1%)
Vail Resorts, Inc.	(a)27,688	1,725
Financial — Miscellaneous (2.4%)
Interactive Data Corp.	46,945	1,324
Forest Products (0.7%)
Deltic Timber Corp.	7,152	407

Homebuilding (1.9%)
Gafisa S.A. ADR	(a)30,529	1,030
Hotel/Motel (3.0%)
Gaylord Entertainment Co.	(a)31,504	1,677
Industrial Products (0.5%)
Mueller Water Products, Inc., Class A	23,681	293
Insurance: Multi-Line (1.1%)
Greenlight Capital Re Ltd., Class A	(a)17,745	360
Pico Holdings, Inc.	(a)6,109	254
		614
Investment Management Companies (2.7%)
Greenhill & Co., Inc.	24,021	1,467
Leisure Time (3.1%)
Aruze Corp.	27,300	1,217
Premier Exhibitions, Inc.	(a)32,090	484
		1,701
Machinery: Industrial/Specialty (1.0%)
Middleby Corp.	(a)8,416	543
Medical & Dental Instruments & Supplies (3.3%)
Techne Corp.	(a)29,130	1,838
Oil: Crude Producers (0.7%)
GMX Resources, Inc.	(a)11,333	365
Oil: Integrated Domestic (1.0%)
Delta Petroleum Corp.	(a)31,959	574
Printing & Copying Services (1.1%)
VistaPrint Ltd.	(a)16,603	620
Publishing — Miscellaneous (4.2%)
Morningstar, Inc.	(a)38,124	2,341
Real Estate Investment Trusts (0.5%)
Consolidated-Tomoka Land Co.	3,999	269
Restaurants (3.8%)
BJ’s Restaurants, Inc.	(a)32,350	681
Jamba, Inc.	(a)53,815	378
P.F. Chang’s China Bistro, Inc.	(a)35,518	1,052
		2,111
Retail (10.5%)
AFC Enterprises	(a)45,060	678
Blue Nile, Inc.	(a)33,349	3,139
Citi Trends, Inc.	(a)26,700	581
Ctrip.com International Ltd. ADR	21,638	1,121
Dena Co. Ltd.	62	273
		5,792
Services: Commercial (11.4%)
Advisory Board Co. (The)	(a)28,608	1,673
Ambassodors International, Inc.	18,437	452
Arbitron, Inc.	10,913	495
Corporate Executive Board Co.	13,026	967
CoStar Group, Inc.	(a)29,421	1,573
Macquarie Infrastructure Co., LLC	22,969	886
TravelCenters of America, LLC	(a)6,852	223
		6,269
Shoes (2.8%)
Iconix Brand Group, Inc.	(a)26,139	622
Lululemon Athletica, Inc.	(a)22,363	940
		1,562
Technology — Miscellaneous (0.8%)
Housevalues, Inc.	(a)31,159	122
Rediff.com India Ltd. ADR	(a)16,271	290

		412
Toys (1.2%)
Marvel Entertainment, Inc.	(a)27,234	638
Transportation — Miscellaneous (0.7%)
Integrated Distribution Services Group Ltd.	95,000	367
Total Common Stocks (Cost $44,373)		54,224
Preferred Stock (0.4%)
Biotechnology Research & Production (0.4%)
Microbia, Inc., Series F (Convertible) (Cost $230)	(a)(b)(c)36,808	230
Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $918)	(d)918,157	918
Total Investments + (100.4%) (Cost $45,521)		55,372
Liabilities in Excess of Other Assets (-0.4%)		(243)
Net Assets (100%)		$55,129

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2007.
(c)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities valued at $230,000, representing 0.4% of net assets.
(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $25,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $11,193,000 and $10,275,000, respectively.

ADR	American Depositary Receipt
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $45,521,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $9,851,000 of which $13,121,000 related to appreciated securities and $3,270,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

U.S. Mid Cap Value Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (96.7%)
Aerospace & Defense (3.6%)
Goodrich Corp.	248,800	$16,976
Biotechnology (2.2%)
Affymetrix, Inc.	(a)413,320	10,486
Capital Markets (6.3%)
Bear Stearns Cos., Inc. (The)	72,291	8,878
Invesco plc ADR	392,332	10,710
Northern Trust Corp.	154,983	10,271
		29,859
Chemicals (5.3%)
International Flavors & Fragrances, Inc.	254,850	13,471
Valspar Corp.	421,330	11,465
		24,936
Commercial Services & Supplies (2.4%)
Pitney Bowes, Inc.	245,900	11,169
Communications Equipment (1.5%)
Juniper Networks, Inc.	(a)196,270	7,185
Computers & Peripherals (3.3%)
Diebold, Inc.	344,260	15,636
Diversified Consumer Services (2.8%)
Apollo Group, Inc., Class A	(a)223,320	13,433
Diversified Telecommunication Services (0.9%)
Embarq Corp.	79,558	4,423
Electric Utilities (4.7%)
American Electric Power Co., Inc.	245,030	11,291
DPL, Inc.	228,570	6,002
Entergy Corp.	44,430	4,812
		22,105
Electronic Equipment & Instruments (2.1%)
Flextronics International Ltd.	(a)911,948	10,196
Energy Equipment & Services (1.5%)
Cameron International Corp.	(a)75,220	6,942
Food & Staples Retailing (2.1%)
Rite Aid Corp.	(a)2,161,410	9,986
Food Products (2.7%)
ConAgra Foods, Inc.	492,260	12,863
Health Care Equipment & Supplies (3.0%)
Beckman Coulter, Inc.	195,170	14,396
Health Care Providers & Services (6.6%)
Healthsouth Corp.	(a)557,086	9,754
Omnicare, Inc.	313,180	10,376
Owens & Minor, Inc.	289,450	11,025
		31,155
Household Durables (4.3%)
Fortune Brands, Inc.	114,177	9,304
Newell Rubbermaid, Inc.	379,480	10,937
		20,241
Independent Power Producers & Energy Traders (2.1%)
Constellation Energy Group, Inc.	115,089	9,873
Insurance (10.5%)

ACE Ltd.	202,320	12,254
Allied World Assurance Holdings Ltd.	280,345	14,553
Aspen Insurance Holdings Ltd.	388,740	10,850
Marsh & McLennan Cos., Inc.	469,331	11,968
		49,625
Internet & Catalog Retail (1.5%)
Orbitz Worldwide, Inc.	(a)618,634	6,984
IT Services (1.6%)
Perot Systems Corp., Class A	(a)442,376	7,481
Machinery (4.3%)
Pentair, Inc.	316,020	10,485
Tata Motors Ltd. ADR	518,123	9,917
		20,402
Media (2.9%)
Live Nation, Inc.	(a)650,707	13,828
Multi-Utilities (2.3%)
Wisconsin Energy Corp.	237,740	10,705
Oil, Gas & Consumable Fuels (6.6%)
El Paso Corp.	608,170	10,321
Hess Corp.	151,310	10,067
Newfield Exploration Co.	(a)223,800	10,778
		31,166
Paper & Forest Products (2.1%)
Domtar Corp.	(a)1,202,000	9,856
Personal Products (2.5%)
Estee Lauder Cos., Inc. (The)	276,200	11,727
Software (0.0%)
CA, Inc.	5	@—
Specialty Retail (2.2%)
Office Depot, Inc.	(a)498,670	10,283
Thrifts & Mortgage Finance (2.8%)
Hudson City Bancorp, Inc.	879,080	13,520
Total Common Stocks (Cost $407,677)		457,437
Investment Companies (1.8%)
Market Vectors Gold Minors ETF	42,700	1,937
StreetTRACKS Gold Trust	(a)91,170	6,702
Total Investment Companies (Cost $6,768)		8,639
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $9,110)	(b)9,110,374	9,110
Total Investments + (100.4%) (Cost $423,555)		475,186
Liabilities in Excess of Other Assets (-0.4%)		(1,763)
Net Assets (100%)		$473,423

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $11,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $528,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $132,604,000 and $123,494,000, respectively.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
@	Value is less than $500.

+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $423,555,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $51,631,000 of which $67,683,000 related to appreciated securities and $16,052,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (95.9%)
Diversified (5.3%)
Forest City Enterprises, Inc., Class A	323,958	$17,869
Vornado Realty Trust REIT	492,118	53,813
		71,682
Health Care (4.4%)
Assisted Living Concepts, Inc.	(a)773,129	7,067
Cogdell Spencer, Inc. REIT	145,528	2,692
Healthcare Realty Trust, Inc. REIT	665,254	17,736
Senior Housing Properties Trust REIT	1,257,617	27,743
Universal Health Realty Income Trust REIT	102,032	3,625
		58,863
Industrial (5.3%)
AMB Property Corp. REIT	511,826	30,612
Cabot Industrial Value Fund, LP	(b)(d)6,800	3,400
DCT Industrial Trust, Inc. REIT	118,424	1,240
Eastgroup Properties, Inc. REIT	58,721	2,658
Keystone Industrial Fund, LP	(a)(b)(c)(d)7,466,332	7,466
ProLogis REIT	390,074	25,882
		71,258
Lodging/Resorts (14.3%)
DiamondRock Hospitality Co. REIT	306,249	5,332
HCP, Inc. REIT	45,721	1,517
Hersha Hospitality Trust REIT	697,166	6,902
Host Hotels & Resorts, Inc. REIT	3,660,525	82,142
LaSalle Hotel Properties REIT	14,780	622
Morgans Hotel Group Co.	(a)726,158	15,794
Starwood Hotels & Resorts Worldwide, Inc.	794,614	48,273
Strategic Hotels & Resorts, Inc. REIT	1,602,203	32,989
		193,571
Office (18.6%)
Beacon Capital Partners, Inc.	(a)(b)(c)(d)271,300	446
Boston Properties, Inc. REIT	726,926	75,527
Brandywine Realty Trust REIT	1,211,008	30,651
BRCP REIT I, LLC	(a)(b)(c)(d)4,069,166	2,735
BRCP REIT II, LLC	(a)(b)(c)(d)5,958,857	5,959
Brookfield Properties Corp.	2,761,672	68,766
Douglas Emmett, Inc. REIT	334,570	8,274
Mack-Cali Realty Corp. REIT	861,782	35,419
Maguire Properties, Inc. REIT	160,248	4,139
Parkway Properties, Inc. REIT	62,833	2,773
SL Green Realty Corp. REIT	153,489	17,923
		252,612
Office/Industrial — Mixed (2.4%)
Duke Realty Corp. REIT	90,780	3,069
Highwoods Properties, Inc. REIT	33,080	1,213
Kilroy Realty Corp. REIT	171,329	10,388
Liberty Property Trust REIT	423,054	17,011
PS Business Parks, Inc. REIT	14,642	832
		32,513
Other (0.4%)
Brookfield Homes Corp.	26,448	490
Plum Creek Timber Co., Inc. REIT	110,427	4,943
		5,433
Residential Apartments (18.2%)

American Campus Communities, Inc. REIT	37,757	1,106
Apartment Investment & Management Co. REIT	2,365	107
Archstone-Smith Trust REIT	93,160	5,603
Atlantic Gulf Communities Corp.	(a)(b)(d)261,572	@—
AvalonBay Communities, Inc. REIT	424,163	50,077
BRE Properties, Inc. REIT	310,935	17,390
Camden Property Trust REIT	166,505	10,698
Colonial Properties Trust REIT	3,456	119
Equity Residential REIT	2,349,126	99,509
Essex Property Trust, Inc. REIT	209,260	24,603
GMH Communities Trust REIT	241,967	1,875
Mid-America Apartment Communities, Inc. REIT	170,916	8,520
Post Properties, Inc. REIT	678,810	26,270
UDR, Inc. REIT	44,158	1,074
		246,951
Residential Manufactured Homes (1.4%)
Equity Lifestyle Properties, Inc. REIT	353,943	18,334
Retail Regional Malls (15.4%)
General Growth Properties, Inc. REIT	440,799	23,636
Macerich Co. (The) REIT	547,446	47,945
Simon Property Group, Inc. REIT	1,293,393	129,339
Taubman Centers, Inc. REIT	151,209	8,279
		209,199
Retail Strip Centers (6.7%)
Acadia Realty Trust REIT	236,284	6,410
BPP Liquidating Trust REIT	(a)(c)(d)227,282	12
Cedar Shopping Centers, Inc. REIT	186,619	2,542
Equity One, Inc. REIT	18,006	490
Federal Realty Investment Trust REIT	323,743	28,684
Ramco-Gershenson Properties Trust REIT	151,229	4,724
Regency Centers Corp. REIT	628,700	48,253
		91,115
Self Storage (3.5%)
Public Storage, Inc. REIT	483,040	37,991
Sovran Self Storage, Inc. REIT	207,754	9,523
		47,514
Total Common Stocks (Cost $1,184,829)		1,299,045
Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp.	(a)(b)(d)79,420	@—
Atlantic Gulf Communities Corp., Series B	(a)(b)(c)(d)2,003	@—
Atlantic Gulf Communities Corp., Series B (Convertible)	(a)(c)(d)57,048	@—
Total Preferred Stocks (Cost $1,488)		@—
Short-Term Investment (3.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $45,115)	(e)45,114,615	45,115
Total Investments + (99.2%) (Cost $1,231,432)		1,344,160
Assets in Excess of Other Liabilities (0.8%)		11,319
Net Assets (100%)		$1,355,479

(a)	Non-income producing security.
(b)

Restricted security not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 5/97-6/97 and has a current cost basis of $1,404,000. Atlantic Gulf Communities Corp., Preferred was acquired 2/00 and has a current cost basis of $794,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $20,000. Beacon Capital Partners, Inc. REIT was acquired 3/98 and has a current cost basis of $446,000. BRCP REIT I, LLC was acquired 5/30-1/06 and has a current cost basis of $2,735,000. BRCP REIT II, LLC was acquired 10/06 and has a current cost basis $5,959,000. Keystone Industrial Fund, LP was acquired 10/05-3/07 and has a current cost basis of $7,466,000. At September 30, 2007, these securities had an aggregate market value of $16,606,000 representing 1.2% of net assets.

(c)	Security has been deemed illiquid at September 30, 2007.

(d)	Security was valued at fair value — At September 30, 2007, the portfolio held fair valued securities valued at $20,018,000, representing 1.5% of net assets.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $11,000 relating to the Portfolio’s investment in t h e Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $589,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $278,159,000 and $233,044,000, respectively.

@	Value is less than $500.
REIT	Real Estate Investment Trust
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $1,231,432,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $112,728,000 of which $180,994,000 related to appreciated securities and $68,266,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Value Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.6%)
Airlines (0.7%)
Southwest Airlines Co.	31,400	$465
Beverages (4.0%)
Anheuser-Busch Cos., Inc.	10,900	545
Coca-Cola Co. (The)	35,800	2,057
		2,602
Capital Markets (2.9%)
Bank of New York Mellon Corp. (The)	21,360	943
Bear Stearns Cos., Inc. (The)	1,800	221
Merrill Lynch & Co., Inc.	10,100	720
		1,884
Chemicals (3.4%)
E.I. du Pont de Nemours & Co.	32,800	1,625
Rohm & Haas Co.	10,000	557
		2,182
Commercial Banks (6.3%)
Barclays plc ADR	2,300	112
PNC Financial Services Group, Inc.	8,600	586
U.S. Bancorp	11,300	367
Wachovia Corp.	37,413	1,876
Wells Fargo & Co.	32,700	1,165
		4,106
Communications Equipment (0.8%)
Cisco Systems, Inc.	(a)7,900	261
Telefonaktiebolaget LM Ericsson ADR	6,300	251
		512
Computers & Peripherals (3.0%)
Dell, Inc.	(a)30,300	836
Hewlett-Packard Co.	7,800	389
International Business Machines Corp.	6,300	742
		1,967
Diversified Financial Services (9.0%)
Bank of America Corp.	46,400	2,333
Citigroup, Inc.	54,600	2,548
JPMorgan Chase & Co.	20,600	944
		5,825
Diversified Telecommunication Services (4.7%)
AT&T, Inc.	25,300	1,070
Verizon Communications, Inc.	45,316	2,007
		3,077
Food & Staples Retailing (4.2%)
CVS/Caremark Corp.	28,400	1,126
Wal-Mart Stores, Inc.	37,200	1,624
		2,750

Food Products (6.6%)
Cadbury Schweppes plc ADR	26,400	1,228
Kraft Foods, Inc.	40,157	1,386
Sara Lee Corp.	5,400	90
Unilever N.V. (NY Shares)	50,900	1,570
		4,274
Health Care Equipment & Supplies (0.7%)
Boston Scientific Corp.	(a)30,500	426
Health Care Providers & Services (1.3%)
Cardinal Health, Inc.	13,700	857
Household Products (2.7%)
Kimberly-Clark Corp.	16,200	1,138
Procter & Gamble Co.	8,800	619
		1,757
Industrial Conglomerates (1.6%)
General Electric Co.	24,300	1,006
Information Technology Services (0.6%)
Computer Sciences Corp.	(a)2,300	128
Western Union Co. (The)	12,100	254
		382
Insurance (8.0%)
Aflac, Inc.	6,900	393
American International Group, Inc.	11,100	751
Berkshire Hathaway, Inc., Class B	(a)100	395
Chubb Corp.	27,380	1,469
Genworth Financial, Inc.	8,100	249
Hartford Financial Services Group, Inc.	2,900	268
MBIA, Inc.	3,900	238
MetLife, Inc.	8,500	593
Torchmark Corp.	6,300	393
Travelers Cos., Inc. (The)	8,820	444
		5,193
Internet & Catalog Retail (1.0%)
Liberty Media Corp. - Interactive, Class A	(a)32,900	632
Media (10.7%)
Clear Channel Communications, Inc.	9,609	360
Comcast Corp., Class A	(a)76,400	1,847
Liberty Media Corp. - Capital, Class A	(a)6,120	764
News Corp., Class B	33,300	779
Time Warner, Inc.	87,100	1,599
Viacom, Inc., Class B	(a)41,750	1,627
		6,976
Metals & Mining (1.2%)
Alcoa, Inc.	12,600	493
Newmont Mining Corp.	6,400	286
		779
Paper & Forest Products (3.7%)
International Paper Co.	66,875	2,399
Pharmaceuticals (15.3%)
Abbott Laboratories	21,000	1,126
Bristol-Myers Squibb Co.	69,200	1,994
Eli Lilly & Co.	22,700	1,292

GlaxoSmithKline plc ADR	15,200	809
Pfizer, Inc.	50,100	1,224
Roche Holding AG ADR	3,700	334
Sanofi-Aventis ADR	4,600	195
Schering-Plough Corp.	47,100	1,490
Wyeth	33,600	1,497
		9,961
Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	14,500	375
KLA-Tencor Corp.	4,000	223
Texas Instruments, Inc.	6,300	231
		829
Software (0.7%)
Microsoft Corp.	14,900	439
Specialty Retail (0.7%)
Home Depot, Inc.	6,600	214
Lowe’s Cos., Inc.	8,800	247
		461
Thrifts & Mortgage Finance (1.9%)
Fannie Mae	4,600	280
Freddie Mac	15,900	938
		1,218
Tobacco (1.6%)
Altria Group, Inc.	14,600	1,015
Total Common Stocks (Cost $55,392)		63,974
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity
Government Portfolio
— Institutional Class (Cost $602)	(b)602,412	602
Total Investments + (99.5%) (Cost $55,994)		64,576
Other Assets in Excess of Liabilities (0.5%)		327
Net Assets (100%)		$64,903

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $41,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $7,803,000 and $7,201,000, respectively.

ADR	American Depositary Receipt
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $55,994,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $8,582,000 of which $9,497,000 related to appreciated securities and $915,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund principal executive officer and principal financial officer have concluded that the Fund disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 20, 2007